Registration Nos. 333-21975
                                                                       811-08057
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 8                     |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                         POST-EFFECTIVE AMENDMENT No. 8                    |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT E
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------


      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |X|   on May 1, 2001 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.



      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 2001.


                                  ------------

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT E

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus

Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Option; Voting Rights

Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contracts

Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?

Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Enhanced Death Benefits
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------

                                     [LOGO]

                                  GUARDIAN(SM)

               The Guardian Investor Retirement Asset Manager(R)

--------------------------------------------------------------------------------

                                                             contract prospectus

                               [GRAPHIC OMITTED]

EB-012725
(5/01)

VARIABLE ANNUITY PROSPECTUS


May 1, 2001


THE GUARDIAN INVESTOR
RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o  The Guardian Variable Contract Funds, Inc.
   - The Guardian Stock Fund
   - The Guardian VC 500 Index Fund
   - The Guardian VC Asset Allocation Fund
   - The Guardian VC High Yield Bond Fund
o  The Guardian Bond Fund, Inc.
o  The Guardian Cash Fund, Inc.
o  GIAC Funds, Inc.
   - Baillie Gifford International Fund
   - Baillie Gifford Emerging Markets Fund
   - The Guardian Small Cap Stock Fund
o  AIM Variable Insurance Funds Inc.
   - AIM V.I. Capital Appreciation Fund
   - AIM V.I. Global Utilities Fund
   - AIM V.I. Government Securities Fund
   - AIM V.I. Value Fund
o  Davis Variable Account Fund, Inc.
   - Davis Financial Portfolio
   - Davis Real Estate Portfolio
   - Davis Value Portfolio

o  Fidelity Variable Insurance Products Funds
  (Service Class)

   - Fidelity VIP II Contrafund(R) Portfolio
   - Fidelity VIP Equity-Income Portfolio
   - Fidelity VIP III Growth Opportunities Portfolio
   - Fidelity VIP III Mid Cap Portfolio
o  Gabelli Capital Series Funds, Inc.
   - Gabelli Capital Asset Fund

o  Janus Aspen Series (Institutional Shares)

   - Janus Aspen Aggressive Growth Portfolio
   - Janus Aspen Capital Appreciation Portfolio
   - Janus Aspen Growth Portfolio
   - Janus Aspen Worldwide Growth Portfolio

o  MFS(R)Variable Insurance Trust(SM)  (Initial Class)

   - MFS Emerging Growth Series

   - MFS Investors Trust Series (formerly MFS Growth With Income Series)

   - MFS New Discovery Series
   - MFS Research Series
   - MFS Total Return Series

o  The Prudential Series Fund, Inc.
   - Prudential Jennison Portfolio (Class II)
o  Value Line Strategic Asset Management Trust

o  Value Line Centurion Fund

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2001, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------


The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

CONTENTS

SUMMARY

What is a variable annuity contract? ......................................    1

- How a variable annuity works ............................................    1

- The annuity period ......................................................    1
- Other contract features .................................................    1


- Expenses ................................................................    2
- Deciding to purchase a contract............. ............................    2

Expense table .............................................................    3

The Guardian Insurance & Annuity Company, Inc. ............................    8


Buying a contract .........................................................    9
- The application form ....................................................    9
- Payments ................................................................    9

The accumulation period ...................................................   10
- How we allocate your premium payments ...................................   10
- The Separate Account ....................................................   10
- Variable investment options .............................................   11
- Fixed-rate option .......................................................   15
- Transfers ...............................................................   16
- Surrenders and partial withdrawals ......................................   17
- Managing your annuity ...................................................   19

The annuity period ........................................................   21
- When annuity payments begin .............................................   21
- How your annuity payments are calculated ................................   21
- Variable annuity payout options .........................................   22
- Fixed-rate annuity payout options .......................................   23

Other contract features ...................................................   24
- Death benefits ..........................................................   24
- Enhanced death benefits .................................................   25
- Living Benefit Rider (referred to as "Decade") ..........................   27

Financial information .....................................................   29
- How we calculate unit values ............................................   29

- Contract costs and expenses .............................................   30
- Federal tax matters .....................................................   32
- Performance results .....................................................   38

Your rights and responsibilities ..........................................   40

- Voting rights ...........................................................   40
- Your right to cancel the contract .......................................   40
- Distribution of the contract ............................................   41


Special terms used in this prospectus .....................................   42


Other information .........................................................   43
- Legal proceedings .......................................................   43
- Where to get more information ...........................................   43

Appendix A - Summary Financial Information ................................   44

--------------------------------------------------------------------------------
This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.


HOW A VARIABLE ANNUITY WORKS


During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 33 investment divisions, corresponding to 33 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under this contract must begin no later than his or her 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 591/2, you may also incur a 10% federal tax penalty on your earnings.You may select one or a combination of three annuity payout options under the contract:

o  Life annuity without a guaranteed period

o  Life annuity with a 10-year guaranteed period

o Joint and survivor annuity.

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

--------------------------------------------------------------------------------
  Payout options

  Annuity payout options are available on either a variable or fixed-rate basis.
--------------------------------------------------------------------------------


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options

      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.28% to 1.38% in 2000. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.05% annually of the net asset value of your variable investment options.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is up to 0.25% of the net asset value of your variable investment options, depending on the rider chosen.

o     Living benefit rider expense

      If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.


o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.


DECIDING TO PURCHASE A CONTRACT


You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and accumulation unit values.


Please see Special terms used in this prospectus for definitions of key terms.

--------------------------------------------------------------------------------
Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.
--------------------------------------------------------------------------------


------------
2 PROSPECTUS                                                            SUMMARY
------------

--------------------------------------------------------------------------------
  EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge:
The following charges will be assessed on premiums withdrawn that have been in the contract for less than 7 contract years.

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                   percentage(1)
--------------------------------------------------------------------------------
0                                                                             7%
--------------------------------------------------------------------------------
1                                                                             6%
--------------------------------------------------------------------------------
2                                                                             5%
--------------------------------------------------------------------------------
3                                                                             4%
--------------------------------------------------------------------------------
4                                                                             3%
--------------------------------------------------------------------------------
5                                                                             2%
--------------------------------------------------------------------------------
6                                                                             1%
--------------------------------------------------------------------------------
7+                                                             0% and thereafter
--------------------------------------------------------------------------------

The maximum contingent deferred sales charge will be equal to 7% of the lesser of (1) the total of all premium payments made within 7 contract years (84 months) prior to the date of request for withdrawal or surrender; or (2) the amount withdrawn or surrendered.

--------------------------------------------------------------------------------
Annual Contract Fee:                                                   $35.00(2)
--------------------------------------------------------------------------------


(1) You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.

(2)   Where required by state law, this fee may be lower.

--------------------------------------------------------------------------------
   Expenses

   The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.
--------------------------------------------------------------------------------

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                                                                                              Contracts
                              Contracts                       Contracts                  Contracts with   with Contract
                                without       Contracts   with Contract                          7 Year     Anniversary
                               Enhanced     with 7 Year     Anniversary                  Enhanced Death  Enhanced Death
                                  Death        Enhanced  Enhanced Death  Contracts with     Benefit and     Benefit and
                                Benefit   Death Benefit         Benefit  Living Benefit  Living Benefit  Living Benefit
-----------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge   1.05%           1.05%           1.05%           1.05%           1.05%           1.05%
-----------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
Administrative Charge             0.20%           0.20%           0.20%           0.20%           0.20%           0.20%
-----------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit/
Living Benefit Charge             0.00%           0.20%           0.25%           0.25%           0.45%           0.50%
-----------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                      0.20%           0.40%           0.45%           0.45%           0.65%           0.70%
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses             1.25%           1.45%           1.50%           1.50%           1.70%           1.75%
-----------------------------------------------------------------------------------------------------------------------


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

ANNUAL EXPENSES OF THE FUNDS(1)

(as a percentage of average net assets and after any applicable waivers and expense reimbursements)

                                                                               Total fund
                                            Management  Distribution     Other  operating
                                                  fees  (12b-1) fees  expenses   expenses
-----------------------------------------------------------------------------------------
The Guardian Cash Fund                            .50%            --      .04%       .54%
-----------------------------------------------------------------------------------------
The Guardian Bond Fund                            .50%            --      .05%       .55%
-----------------------------------------------------------------------------------------
The Guardian Stock Fund                           .50%            --      .02%       .52%
-----------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                 .75%            --      .07%       .82%
-----------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(2)                 .25%            --      .03%       .28%
-----------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(3)          .50%            --      .23%       .73%
-----------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund              .60%            --      .30%       .90%
-----------------------------------------------------------------------------------------
Baillie Gifford International Fund                .80%            --      .17%       .97%
-----------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund            1.00%            --      .38%      1.38%
-----------------------------------------------------------------------------------------
Value Line Centurion Fund4                        .50%            --      .09%       .59%
-----------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust(4)    .50%            --      .07%       .57%
-----------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                       1.00%            --      .09%      1.09%
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                .61%            --      .21%       .82%
-----------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                    .65%            --      .45%      1.10%
-----------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund               .50%            --      .47%       .97%
-----------------------------------------------------------------------------------------
AIM V.I. Value Fund                               .61%            --      .23%       .84%
-----------------------------------------------------------------------------------------

(1) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 2000, unless otherwise noted.
(2) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a voluntary assumption of a portion of the ordinary operating expenses by the Fund's adviser. Expenses for the year ended December 31, 2000 were 0.28% after applicable waivers and expense reimbursements, and 0.34% before applicable waivers and expense reimbursements.
(3) Expenses include expenses of the underlying funds in which The Guardian VC Asset Allocation Fund invests its assets. If expenses did not include the expenses of the underlying funds, the Fund's total expenses would be 0.48%.
(4) The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 2000, Value Line Strategic Asset Management Trust incurred expenses of $848,641 and Value Line Centurion Fund incurred expenses of $499,136 in connection with such services.



------------
4 PROSPECTUS                                                       EXPENSE TABLE
------------


                                                                                Total fund
                                            Management  Distribution      Other  operating
                                                  fees  (12b-1) fees   expenses   expenses
------------------------------------------------------------------------------------------
Davis Financial Portfolio(5)                      .75%            --       .25%      1.00%
------------------------------------------------------------------------------------------
Davis Real Estate Portfolio(5)                    .75%            --       .32%      1.07%
------------------------------------------------------------------------------------------
Davis Value Portfolio(5)                          .75%            --       .25%      1.00%
------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio(6)           .57%          .10%       .09%       .76%
(Service Class)
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(6)           .48%          .10%       .08%       .66%
(Service Class)
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio(6)  (Service Class)                     .58%          .10%       .11%       .79%
------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio(6)
(Service Class)                                   .57%          .10%       .17%       .84%
------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio(7)        .65%            --       .01%       .66%
(Institutional Shares)
------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio(7)     .65%            --       .02%       .67%
(Institutional Shares)
------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(7)                   .65%            --       .02%       .67%
(Institutional Shares)
------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio(7)         .65%            --       .04%       .69%
(Institutional Shares)
------------------------------------------------------------------------------------------
MFS Emerging Growth Series(8)  (Initial Class)    .75%            --       .09%       .84%
------------------------------------------------------------------------------------------
MFS Investors Trust Series(8)
(formerly MFS Growth With Income Series)          .75%            --       .11%       .86%
(Initial Class)
------------------------------------------------------------------------------------------
MFS New Discovery Series(8)  (Initial Class)      .90%            --       .15%      1.05%
------------------------------------------------------------------------------------------
MFS Research Series(8)  (Initial Class)           .75%            --       .09%       .84%
------------------------------------------------------------------------------------------
MFS Total Return Series(8)  (Initial Class)       .75%            --       .14%       .89%
------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)(9)       .60%          .25%       .19%      1.04%
------------------------------------------------------------------------------------------

(5) Had the adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.01%, and 1.55%, for Davis Value Portfolio and Davis Financial Portfolio, respectively. For Davis Real Estate Portfolio, total expenses have been grossed up to include custodian fees under a custodian arrangement. Had the adviser not absorbed certain other expenses, the ratio of expenses to average net assets would have been 3.15%
(6) The actual expenses shown for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio were lower because a portion of the brokerage commission that the Funds paid was used to reduce expenses, and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. With these reductions, actual total expenses were .74%, .65%, .76% and .79%, respectively.
(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, and Janus Aspen Worldwide Growth Portfolios.
(8) Expenses for the MFS Funds reflect expense reductions from certain offset arrangements. Had these fee reductions not been taken into account, "Total fund operating expenses" would have been 0.85% for MFS Emerging Growth Series, 0.87% for MFS Investors Trust Series, 1.06% for MFS New Discovery Series, 0.85% for MFS Research Series, and 0.90% for MFS Total Return Series. MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery Series such that "other expenses" (after taking into account the expense offset arrangement discussed above) does not exceed 0.15% of the average daily net assets during the fiscal year ending December 31, 2001
(9) Because Prudential Jennison Portfolio commenced offering Class II shares on February 10, 2000, the expenses shown are annualized.



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

Comparison of contract expenses among underlying funds

BC   =   Basic Contract                CAEDB         =  Contract Anniversary Enhanced Death Benefit
LB   =   Living Benefit                CAEDB plus LB =  Contract Anniversary Enhanced Death Benefit plus Living Benefit

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                              1 Yr.              3 Yrs.                  5 Yrs.                  10 Yrs.
                                        -----------------------------------------------------------------------------------------
                                            CAEDB   CAEDB         CAEDB    CAEDB           CAEDB    CAEDB           CAEDB   CAEDB
                                        BC  or LB plus LB    BC   or LB  plus LB        BC or LB  plus LB        BC or LB plus LB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  90     92      95    110    119      127       134   148      161       226   253      279
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  90     92      95    111    119      128       135   148      163       227   254      280
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 89     92      95    110    118      126       133   147      160       224   251      277
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       93     95      98    120    128      135       149   163      176       256   282      308
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          87     90      92    103    110      118       120   134      147       197   225      252
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   92     94      97    117    125      133       145   158      171       246   273      299
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    93     96      99    122    130      138       154   167      180       265   291      316
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      94     97      99    124    132      140       157   170      183       272   298      323
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   98    101     104    137    145      153       179   192      203       314   339      363
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               90     93      95    112    120      128       137   150      164       231   258      284
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust                                   90     93      95    112    120      128       136   149      163       229   256      282
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              95     98     101    128    136      144       164   177      189       284   310      335
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      93     95      98    120    128      135       149   163      176       256   282      308
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          96     98     101    129    136      144       164   177      190       285   311      336
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     94     97      99    124    132      140       157   170      183       272   298      323
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     93     95      98    120    128      136       150   164      177       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               94     97     100    125    133      141       159   172      185       275   301      326
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio             95     98     100    128    135      143       163   176      188       282   308      333
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                   94     97     100    125    133      141       159   172      185       275   301      326
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
(Service Class)                         92     95      97    118    126      134       146   159      172       250   276      302
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class)                         91     94      96    115    123      130       141   154      167       239   266      292
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio                               92     95      98    119    127      134       148   161      174       253   279      305
(Service Class)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
(Service Class)                         93     95      98    120    128      136       150   164      177       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio                               91     94      96    115    123      130       141   154      167       239   266      292
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio                               91     94      96    115    123      131       141   155      168       240   267      293
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio            91     94      96    115    123      131       141   155      168       240   267      293
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio                               91     94      96    116    123      131       142   156      169       242   269      295
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
(Initial Class)                         93     95      98    120    128      136       150   164      177       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
(Initial Class)                         93     96      98    121    129      137       152   165      178       260   287      312
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
(Initial Class)                         95     98     100    127    135      143       162   175      189       280   306      331
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)     93     95      98    120    128      136       150   164      177       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
(Initial Class)                         93     96      99    122    130      138       153   166      179       263   290      315
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio           95     98     100    127    134      142       161   174      187       279   305      330
------------------------------------------------------------------------------------------------------------------------------------



------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                              1 Yr.              3 Yrs.                  5 Yrs.                  10 Yrs.
                                        -----------------------------------------------------------------------------------------
                                            CAEDB   CAEDB         CAEDB    CAEDB           CAEDB    CAEDB           CAEDB    CAEDB
                                        BC  or LB plus LB    BC   or LB  plus LB        BC or LB  plus LB        BC or LB  plus LB
------------------------------------------------------------------------------------------------------------------------------------

The Guardian Cash Fund                  20     22      25    61      69      77        104   118      131       226   253      279
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  20     22      25    61      69      77        105   118      132       227   254      280
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 19     22      25    60      68      76        103   117      130       224   251      277
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       23     25      28    70      78      85        119   133      146       256   282      308
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          17     20      22    53      60      68         90   104      117       197   225      252
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   22     24      27    67      75      83        115   128      141       246   273      299
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    23     26      29    72      80      88        124   137      150       265   291      316
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      24     27      29    74      82      90        127   140      153       272   298      323
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   28     31      34    87      95     103        149   162      174       314   339      363
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               20     23      25    62      70      78        107   120      134       231   258      284
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust                                   20     23      25    62      70      78        106   119      133       229   256      282
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              25     28      31    78      86      94        134   147      159       284   310      335
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      23     25      28    70      78      85        119   133      146       256   282      308
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          26     28      31    79      86      94        134   147      160       285   311      336
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     24     27      29    74      82      90        127   140      153       272   298      323
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     23     25      28    70      78      86        120   134      147       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               24     27      30    75      83      91        129   142      155       275   301      326
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio             25     28      30    78      85      93        133   146      158       282   308      333
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                   24     27      30    75      83      91        129   142      155       275   301      326
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
(Service Class)                         22     25      27    68      76      84        116   129      142       250   276      302
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio    21     24      26    65      73      80        111   124      137       239   266      292
(Service Class)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio                               22     25      28    69      77      84        118   131      144       253   279      305
(Service Class)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
(Service Class)                         23     25      28    70      78      86        120   134      147       258   384      310
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio                               21     24      26    65      73      80        111   124      137       239   266      292
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio                               21     24      26    65      73      81        111   125      138       240   267      293
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio            21     24      26    65      73      81        111   125      138       240   267      293
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio                               21     24      26    66      73      81        112   126      139       242   269      295
(Institutional Shares)
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
(Initial Class)                         23     25      28    70      78      86        120   134      147       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
(Initial Class)                         23     26      28    71      79      87        122   135      148       260   287      312
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
(Initial Class)                         25     28      30    77      85      93        132   145      157       280   306      331
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series
(Initial Class)                         23     25      28    70      78      86        120   134      147       258   284      310
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
(Initial Class)                         23     26      29    72      80      88        123   136      149       263   290      315
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio           25     28      30    77      84      92        131   144      157       279   305      330
------------------------------------------------------------------------------------------------------------------------------------



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 7
                                                                    ------------

The comparison of Fund expenses assumes that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above and that any applicable waivers and expense reimbursements will continue through the periods noted in the examples. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the total contract administration fees for the year ended December 31, 2000 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity taxes currently imposed by certain states and municipalities on premium payments may reduce the amount of each premium payment available for allocation under the contract.

Historical information about accumulation unit values appears in Appendix A.


--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE &
ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------


   The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $11.3 billion as of December 31, 2000. Its financial statements appear in the Statement of Additional Information.


   GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


   GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2000, Guardian Life had total assets in excess of $32.3 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

--------------------------------------------------------------------------------


------------
8 PROSPECTUS                                                       EXPENSE TABLE
------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania  18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania  18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.


If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.


PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 9
                                                                    ------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 33 investment divisions, corresponding to the 33 Funds available to you. The performance of each division is based on the Fund in which it invests.


The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

--------------------------------------------------------------------------------
    Accumulation units

    The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.
--------------------------------------------------------------------------------

-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.


We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:


o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,


o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and


o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 33 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


--------------------------------------------------------------------------------
   Variable
   investment
   options

   You may choose to invest in a maximum of 20 of the 33 variable investment options at any time.
--------------------------------------------------------------------------------



                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                      Investment objectives                             Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                   Long-term growth of capital                       U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund            Seeks to match the investment performance         Common stocks of companies in the S&P
                                          of the Standard & Poor's 500 Composite            Index, which emphasizes large U.S.
                                          Stock Price Index (the "S&P Index")               companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund         Long-term growth of capital                       U.S. common stocks of companies with
                                                                                            small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                    Maximum income without undue                      Investment grade debt obligations
                                          risk of principal; capital appreciation
                                          as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund      Current income;                                   Corporate bonds and other debt
                                          capital appreciation is                           securities rated below investment grade
                                          a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                    High level of current income consistent           Money market instruments
                                          with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Asset Allocation Fund     Long-term total investment return                 Shares of The Guardian VC 500 Index
                                          consistent with moderate investment risk          Fund, The Guardian Stock Fund, The
                                                                                            Guardian Bond Fund and The Guardian Cash
                                                                                            Fund

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund        Long-term capital appreciation                    Common stocks and convertible
                                                                                            securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund     Long-term capital appreciation                    Common stocks and convertible securities
                                                                                            of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                 Long-term growth of capital                       U.S. common stocks with selections
                                                                                            based on rankings of the Value Line
                                                                                            Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                High total investment return                      U.S. common stocks with selections
Management Trust                                                                            based on rankings of the Value Line
                                                                                            Ranking System, bonds and money
                                                                                            market instruments
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                Growth of capital; current income as              U.S. common stocks and convertible
                                          a secondary objective                             securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        Growth of capital                                 Common stocks
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Utilities Fund            High total return                                 Securities of domestic and foreign
                                                                                            public utility companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund       Achieve a high level of current income            Debt securities issued, guaranteed or
                                          consistent with reasonable concern for            otherwise backed by the U.S. government
                                          safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                       Long-term growth of capital. Income as a          Equity securities judged to be
                                          secondary objective                               undervalued by the investment adviser

------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                 Growth of capital                                 Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio               Total return through a combination of             Securities issued by companies that
                                          growth and income                                 are "principally engaged" in real
                                                                                            estate
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                     Growth of capital                                 U.S. common stocks of companies with
                                                                                            at least $5 billion market
                                                                                            capitalization
------------------------------------------------------------------------------------------------------------------------------------


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                      Investment objectives                             Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio      Long-term capital appreciation                    U.S. and foreign common stocks of
                                                                                            companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      Reasonable income; also considers                 Income-producing equity securities
                                          potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities     Capital growth                                    U.S. and foreign common stocks
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio        Long-term growth of capital                       Common stocks with medium market
                                                                                            capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth             Long-term growth of capital                       Equity securities of medium-sized
Portfolio                                                                                   companies; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation          Long-term growth of capital                       Equity securities of companies of any
Portfolio                                                                                   size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio              Long-term growth of capital in a manner           Common stocks of issuers of any size
                                          consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth              Long-term growth of capital in a manner           Common stocks of foreign and U.S.
Portfolio                                 consistent with preservation of capital           issuers; usually invests in at least
                                                                                            five countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                Long-term growth of capital                       Common stocks of emerging growth
                                                                                            companies of any size
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Series (formerly      Long-term growth of capital with a secondary      Equity securities issued by U.S. and
MFS Growth With Income Series)            objective to seek reasonable current income       foreign companies

------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                  To seek capital appreciation                      Equity securities of companies that
                                                                                            offer superior prospects for growth,
                                                                                            both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                       Long-term growth of capital and future            Equity securities of companies
                                          income                                            believed to possess better than average
                                                                                            prospects for long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                   Above average income consistent with              Broad list of securities, including
                                          prudent employment of capital; as a               a combination of equity and fixed-
                                          secondary objective, to provide reasonable        income, both U.S. and foreign
                                          opportunity for growth of capital and
                                          income
------------------------------------------------------------------------------------------------------------------------------------

Prudential Jennison Portfolio             Long-term growth of capital                       Equity securities of major, established
                                                                                            corporations believed to have above
                                                                                            average growth prospects.

------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.


Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Corporation, Fidelity Management & Research Company, Davis Selected Advisers, LP and Jennison Associates LLC. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.

The Funds' investment advisers and their principal business addresses are shown in the table below.



Investment advisers

                                                          Investment adviser
Fund                                                      and principal business address
--------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                   Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund                         7 Hanover Square
The Guardian Bond Fund                                    New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
--------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                        Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging                                  Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                                            1 Rutland Court
                                                          Edinburgh, Scotland  EH3 8EY
--------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                 Value Line, Inc.
Value Line Strategic Asset                                220 East 42nd Street
  Management Trust                                        New York, New York  10017
--------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                Gabelli Funds, LLC
                                                          One Corporate Center
                                                          Rye, New York  10580
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        A I M Advisors, Inc.
AIM V.I. Global Utilities Fund                            11 Greenway Plaza -- Suite 100
AIM V.I. Government Securities Fund                       Houston, Texas  77046-1173
AIM V.I. Value Fund
--------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                                 Davis Selected Advisers, LP
Davis Real Estate Portfolio                               2949 East Elvira Road
Davis Value Portfolio                                     Suite 101
                                                          Tucson, Arizona 85706
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                      Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio                      82 Devonshire Street
Fidelity VIP III Growth                                   Boston, Massachusetts  02109
  Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
--------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                   Janus Capital Corporation
Janus Aspen Capital Appreciation Portfolio                100 Fillmore Street
Janus Aspen Growth Portfolio                              Denver, Colorado  80206-4928
Janus Aspen Worldwide Growth Portfolio
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MFS Investors Trust Series                                MFS Investment Management(R)
MFS Emerging Growth Series                                500 Boylston Street
MFS New Discovery Series                                  Boston, Massachusetts 02116
MFS Research Series
MFS Total Return Series
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Prudential Jennison Portfolio                             Jennison Associates LLC
                                                          466 Lexington Avenue
                                                          New York, New York 10017

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

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  Before investing

  Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.
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14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

--------------------------------------------------------------------------------
       Fixed-rate option

       In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional 19 variable options.


o There are no initial sales charges on the premium payments that you allocate to the variable investment options.


o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested in the fixed-rate option for at least one year from the contract without incurring a deferred sales charge.

TRANSFERS

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      - 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -     $10,000, or

      - the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

--------------------------------------------------------------------------------
      Transfers

      You can transfer money between variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.
--------------------------------------------------------------------------------

-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.


The contract is not designed for market timing activity and frequent transfers. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request.


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      Personal security

      When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.
--------------------------------------------------------------------------------

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on ile, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the

--------------------------------------------------------------------------------
      Surrenders and partial withdrawals

      Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.
--------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------
unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:


o If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

o You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.


You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.


Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

--------------------------------------------------------------------------------
      Special restrictions

      There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.
--------------------------------------------------------------------------------


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18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
    Assigning contract interests

    If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.
--------------------------------------------------------------------------------

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.


There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We'll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitions on such transfers.


Dollar Cost  Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.


If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required The Guardian Cash Fund or fixed-rate option).


You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.


You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.


--------------------------------------------------------------------------------
      Programs to build your annuity

      You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.
--------------------------------------------------------------------------------

                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 19
                                                                   -------------

--------------------------------------------------------------------------------
      Reports


      At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

      If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

      You may receive additional copies by calling or writing our Customer Service Office.


--------------------------------------------------------------------------------


Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.


Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


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20 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,


o     the annuity payout option you choose, and

o the investment returns of the variable investment options you choose, if you choose a variable payment option.


Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.


The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 21
                                                                   -------------

The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:


o If the actual net annual return on investment equals 4% - the amount of your variable annuity payments will not change.

o If the actual net annual return on investment is greater than 4% - the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than 4% - the amount of your variable annuity payments will decrease.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.


There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


OPTION V-1 - Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

OPTION V-2 - Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

--------------------------------------------------------------------------------
      Variable annuity payout options

      o   Option V-1
          Life Annuity without Guaranteed Period

      o   Option V-2
          Life Annuity with 10-Year Guaranteed Period

      o   Option V-3
          Joint and Survivor Annuity
--------------------------------------------------------------------------------

-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION V-3 - Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that the annuitant could receive only one payment if he or she dies before the date of the second payment.

OPTION F-2 - Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity


We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


--------------------------------------------------------------------------------
      Fixed-rate annuity payout options

      o   Option F-1
          Life Annuity without Guaranteed Period

      o   Option F-2
          Life Annuity with 10-Year Guaranteed Period

      o   Option F-3
          Joint and Survivor Annuity
--------------------------------------------------------------------------------

                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

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OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

DEATH BENEFITS

If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or


o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.


For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

--------------------------------------------------------------------------------
      Death benefits

      If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.
--------------------------------------------------------------------------------


-------------
24 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

ENHANCED DEATH BENEFITS


When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.


--------------------------------------------------------------------------------
      Primary annuitant

      Please note that the primary annuitant is determined in accordance with
      Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.
--------------------------------------------------------------------------------


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 25
                                                                   -------------

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:
      -     plus any premiums paid after the reset date
      -     minus any partial withdrawals after the reset date

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.


The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:
      -     plus any premiums paid after that contract anniversary
      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.


Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out
o     the date the contract terminates
o     the date of the annuitant's 85th birthday
o     the date annuity payments begin
o     the date we receive a written termination request from you.


-------------
26 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.


LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

o     We will not accept any additional premium payments into your contract.

o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.


      10% - The Guardian Cash Fund or The Fixed-Rate Option
      40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund or
            The Fixed-Rate Option.
      40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
            Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Janus Aspen Growth Portfolio, Prudential Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series or MFS Research Series.
      10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets
            Fund, Davis Financial Portfolio, Fidelity VIP III Mid Cap Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, or MFS New Discovery Series.



                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
                                                                   -------------

o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.


o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                      ------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.


This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.



-------------
28 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

How we calculate unit values

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.


o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.


--------------------------------------------------------------------------------
    The value of your account

    To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.
--------------------------------------------------------------------------------


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 29
                                                                   -------------

CONTRACT COSTS AND EXPENSES


The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.


No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds


The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.


Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

--------------------------------------------------------------------------------
    Cost and expenses

    No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

      o     expenses of the Funds
      o     mortality and expense risk charge
      o     administrative expenses
      o     contract fee.

    See accompanying text for details.
--------------------------------------------------------------------------------

-------------
30 PROSPECTUS                                              FINANCIAL INFORMATION
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

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

o the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     the amount withdrawn or surrendered.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services Corporation

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

     - spouses
     - children and grandchildren
     - parents and grandparents
     - brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts.

o Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.


--------------------------------------------------------------------------------
   Deferred sales charges

                                                                      Contingent
Number of contract                                                      deferred
years completed                                                            sales
from the date of                                                          charge
premium payment                                                              (%)
--------------------------------------------------------------------------------
0                                                                             7
--------------------------------------------------------------------------------
1                                                                             6
--------------------------------------------------------------------------------
2                                                                             5
--------------------------------------------------------------------------------
3                                                                             4
--------------------------------------------------------------------------------
4                                                                             3
--------------------------------------------------------------------------------
5                                                                             2
--------------------------------------------------------------------------------
6                                                                             1
--------------------------------------------------------------------------------
7+                                                                            0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 31
                                                                   -------------

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of up to 0.25% of the net assets of your variable investment options depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Annuity taxes


Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.


Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS


The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.


--------------------------------------------------------------------------------
       Tax advice

       Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.
--------------------------------------------------------------------------------



-------------
32 PROSPECTUS                                              FINANCIAL INFORMATION
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

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 591/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 591/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.


--------------------------------------------------------------------------------
    Deferring tax

    When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Employer-sponsored or independent?

    If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.
--------------------------------------------------------------------------------

                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 33
                                                                   -------------

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.


Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.


Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.


--------------------------------------------------------------------------------
    Taxation of annuity payments

    Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.
--------------------------------------------------------------------------------

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34 PROSPECTUS                                              FINANCIAL INFORMATION
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

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Multiple contracts - All annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts


Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.


Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,500 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.


Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------
age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.



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36 PROSPECTUS                                              FINANCIAL INFORMATION
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


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 591/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

--------------------------------------------------------------------------------
    Gender-neutral and gender-distinct tables

    As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.
--------------------------------------------------------------------------------

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS


From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.


Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.


Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the



-------------
38 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as: o Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.


Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

--------------------------------------------------------------------------------
  YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

VOTING RIGHTS


We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

--------------------------------------------------------------------------------
     Free-look period

     During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.
--------------------------------------------------------------------------------

-------------
40 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

DISTRIBUTION OF THE CONTRACT


The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.


The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 41
                                                                   -------------

--------------------------------------------------------------------------------
  SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds


The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.


Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


-------------
42 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
  OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 43
                                                                   -------------

--------------------------------------------------------------------------------
  APPENDIX A SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2000. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year. All footnotes appear at the end of the charts.

The Prudential Jennison Portfolio is not presented in the table below because it became available under this contract on May 1, 2001.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                         CONTRACT TYPE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            CONTRACT
                                                                             CONTRACT                                   ANNIVERSARY
                                                                 7-YEAR    ANNIVERSARY   "DECADE"     7-YEAR DEATH     DEATH BENEFIT
                                                                  DEATH          DEATH     LIVING    BENEFITRIDER&        & "DECADE"
                                         YEAR                   BENEFIT        BENEFIT    BENEFIT  "DECADE" LIVING     LIVINGBENEFIT
FUND                                      END        BASIC        RIDER       RIDER(3)  RIDER (4)   BENEFIT RIDERS            RIDERS
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                   2000      $11.381      $11.306       $10.560    $10.462           $10.440       $10.434
                                         1999       10.870       10.820        10.111
                                         1998       10.506       10.478            --
                                         1997       10.121       10.115            --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                  2000       12.895       12.810         9.659      8.654             8.636         8.632
                                         1999       16.001       15.927        12.016     10.766
                                         1998       12.354       13.321            --         --
                                         1997       10.437       10.430            --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                   2000       11.695       11.618        10.867     10.773            10.750        10.744
                                         1999       10.765       10.715        10.028      9.941
                                         1998       10.993       10.964            --         --
                                         1997       10.299       10.292            --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund        2000       12.221       12.140        12.778     10.553                --        10.526
                                         1999       12.808       12.749        13.426
                                         1998        9.605        9.579            --
                                         1997       10.320       10.314            --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund           2000        9.797        9.773         9.766      9.325                --            --
                                         1999       10.864(2)    10.858(2)     10.856     10.365
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset                    2000       10.944       10.916        10.909     10.441                --        10.412
  Allocation Fund                        1999       10.760(2)    10.754(2)     10.752
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High                     2000        9.514        9.490         9.483         --                --         9.219
  Yield Bond Fund                        1999       10.258(2)    10.252(2)     10.250     10.258(2)
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund               2000       14.967       14.868        11.018     10.802                --        10.773
                                         1999       14.359       14.293        10.597
                                         1998       12.137       12.105            --
                                         1997       11.002       10.995            --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund       2000       12.580       12.497         9.685      8.663             8.645         8.640
                                         1999       15.925       15.851        12.303
                                         1998       11.592       11.562            --
                                         1997        9.688        9.682            --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund    2000        7.393        7.344         9.514      7.799                --            --
                                         1999       10.371       10.323        13.380         --                --            --
                                         1998        6.097        6.081            --         --                --            --
                                         1997        8.431        8.425            --         --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                2000       13.336       13.247         9.933      9.224             9.205         9.200
                                         1999       15.429       15.358        11.521         --                --            --
                                         1998       12.185       12.153            --         --                --            --
------------------------------------------------------------------------------------------------------------------------------------



-------------
44 PROSPECTUS                                                         APPENDIX A
-------------

APPENDIX A

                                                                         CONTRACT TYPE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            CONTRACT
                                                                              CONTRACT                                   ANNIVERSARY
                                                                 7-YEAR    ANNIVERSARY   "DECADE"     7-YEAR DEATH     DEATH BENEFIT
                                                                  DEATH          DEATH     LIVING    BENEFITRIDER&        & "DECADE"
                                         YEAR                   BENEFIT        BENEFIT    BENEFIT  "DECADE" LIVING     LIVINGBENEFIT
FUND                                      END        BASIC        RIDER       RIDER(3)  RIDER (4)   BENEFIT RIDERS            RIDERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         1997       $9.680       $9.674            --         --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset               2000       15.948       15.843       $11.031    $10.505           $10.482       $10.476
  Management Trust                       1999       15.842       15.769        10.985
                                         1998       12.904       12.870            --
                                         1997       10.253       10.246            --
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund       2000       11.543       11.508        11.512      9.751             9.730         9.724
                                         1999       13.121(1)    13.107(1)     13.119
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund           2000       11.965       11.929        11.898     10.272                --        10.245
                                         1999       12.400(1)    12.388(1)     12.361
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Government Securities Fund      2000       10.456(5)    10.448                   10.445                          10.435
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Fund                      2000        9.506        9.478         9.646      8.893             8.874         8.869
                                         1999       11.279(1)    11.268(1)     11.474
------------------------------------------------------------------------------------------------------------------------------------

Davis Financial Portfolio                2000       11.929       11.893        12.803     13.238                --        13.203
                                         1999        9.224(1)     9.215(1)      9.924
------------------------------------------------------------------------------------------------------------------------------------

Davis Real Estate Portfolio              2000       10.795       10.763        11.661     13.130                --        13.096
                                         1999        8.864(1)     8.855(1)         --                                         --
------------------------------------------------------------------------------------------------------------------------------------

Davis Value Portfolio                    2000       11.007       10.974        11.433     11.314                --        11.284
                                         1999       10.199(1)    10.188(1)     10.619                                         --
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP II Contrafund Portfolio     2000       10.221       10.190        10.416      9.784                --         9.759
  (Service Class)                        1999       11.096(1)    11.085(1)     11.336                                         --
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio     2000       10.022        9.991        10.435     10.877                --        10.849
  (Service Class)                        1999        9.371(1)     9.361(1)      9.782
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth Opportunities    2000        7.955        7.931         8.266      8.411                --         8.389
  Portfolio (Service Class)              1999        9.726(1)     9.717(1)     10.133
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio       2000       17.095       17.044        16.318     14.734                          14.695
  (Service Class)                        1999       12.866(1)    12.853(2)     12.313
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Aggressive Growth Portfolio  2000       11.535       11.499        10.448      7.630             7.614         7.610
  (Institutional Shares)                 1999       17.133(1)    17.116(1)     15.557
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Capital Appreciation         2000       10.667       10.635        11.046      8.885             8.983         8.862
  Portfolio (Institutional Shares)       1999       13.203(1)    13.190(1)     13.708
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth Portfolio             2000       10.348       10.316        10.208      9.002                --         8.978
  (Institutional Shares)                 1999       12.264(1)    12.251(1)     10.129     10.695
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Worldwide Growth Portfolio   2000       12.068       12.032        11.635      9.244                --         9.219
  (Institutional Shares)                 1999       14.493(1)    14.478(1)     14.008     11.128
------------------------------------------------------------------------------------------------------------------------------------

MFS Emerging Growth Series               2000       12.357       12.320        11.933      9.430                --         9.409
  (Initial Class)                        1999       15.566(1)    15.550(1)     15.069
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Series               2000       13.252       13.164        10.256     10.242             9.410        10.215
  (Initial Class)                        1999       13.440       13.378        10.428                                         --
                                         1998       12.756       12.723           --                                          --
                                         1997       10.560       10.553           --                                          --
------------------------------------------------------------------------------------------------------------------------------------

MFS New Discovery Series                 2000       13.874       13.932        14.260     10.813            10.791        10.785
  (Initial Class)                        1999       14.335(1)    14.320(1)     14.771
------------------------------------------------------------------------------------------------------------------------------------

MFS Research Series                      2000       10.640       10.608        10.838     10.055            10.034        10.029
  (Initial Class)                        1999       11.324(1)    11.313(1)     11.564
------------------------------------------------------------------------------------------------------------------------------------

MFS Total Return Series                  2000       11.164       11.130        11.349     11.570            11.546        11.540
  (Initial Class)                        1999        9.745(1)     9.735(1)      9.931                                         --
------------------------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX A                                                         PROSPECTUS 45
                                                                   -------------

APPENDIX A

   Number of accumulation units outstanding at the end of the indicated period:


                                                                       CONTRACT TYPE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            CONTRACT
                                                                           CONTRACT                                     ANNIVERSARY
                                                              7-YEAR    ANNIVERSARY     DECADE"      7-YEAR DEATH     DEATH BENEFIT
                                                               DEATH          DEATH      LIVING     BENEFITRIDER&        & "DECADE"
                                     YEAR                    BENEFIT        BENEFIT     BENEFIT   "DECADE" LIVING     LIVINGBENEFIT
FUND                                  END        BASIC         RIDER       RIDER(3)   RIDER (4)    BENEFIT RIDERS            RIDERS
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund               2000    4,248,318     1,907,893       562,836       9,750             2,254         10,164
                                     1999    3,621,007     2,185,124        52,362
                                     1998    1,863,035     1,193,443            --
                                     1997      236,194       252,513            --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund              2000   18,666,919     7,845,613     1,390,405      49,534             1,346        101,721
                                     1999   14,520,394     6,829,408       100,936       1,369
                                     1998   11,216,780     5,229,812            --         --
                                     1997    1,140,651     1,035,889            --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund               2000    2,274,460       932,678        74,369      93,031            11,800         81,665
                                     1999    1,979,764       877,200         4,817       5,841
                                     1998    1,405,204       714,752            --         --
                                     1997       80,998        45,208            --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap               2000    2,070,647       939,163        92,904         701                --            87
  Stock Fund                         1999    1,425,465       821,061           443
                                     1998    1,564,027       977,859            --
                                     1997      219,901       235,639            --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       2000      428,826       135,638        36,057       2,787                --            --
                                     1999      113,170(2)     49,119(2)      4,794       2,122
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset                2000      538,155       166,593        93,911         200                --           402
  Allocation Fund                    1999       41,897(2)     19,481(2)      8,371
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High                 2000       73,587        18,835        37,662          --                           3,253
   Yield Bond Fund                   1999       15,385(2)      6,477(2)        519
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund           2000    1,606,572       961,456        37,286         404                --            --
                                     1999    1,551,862       987,057         7,324
                                     1998    1,164,806       782,502            --
                                     1997       60,181        69,958            --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund   2000    1,694,626       896,047       150,485       5,996             1,884            477
                                     1999    1,301,917       789,579        12,370
                                     1998      925,784       582,412            --
                                     1997       62,578        73,071            --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging             2000      509,888       258,376        22,553         635                --            --
  Markets Fund                       1999      287,364       212,200            40
                                     1998      160,493       129,642            --
                                     1997       31,926        47,030            --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund            2000    2,572,156       784,567       142,734       2,594               237          1,556
                                     1999    1,958,842       734,392        12,558
                                     1998      820,180       345,803            --
                                     1997       65,085        46,080            --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset           2000    8,756,940     3,721,706       663,096      13,392             1,113         57,160
  Management Trust                   1999    6,322,183     2,869,022        67,525
                                     1998    3,577,617     1,764,143            --
                                     1997      241,130       218,490            --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund   2000      938,750       227,402       153,793      17,023             3,588         10,895
                                     1999      154,399(1)     58,378(1)     15,589
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund       2000      262,180       111,172        29,447         436                --          1,781
                                     1999       39,656(1)     50,258(1)      4,618
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund  2000        8,572(5)      7,282            --       4,332                --          9,734
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                  2000    3,193,590       947,681       568,617      14,435               145          5,736
                                     1999    1,129,019(1)    389,988(1)     47,122          --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio            2000      353,099       308,658        22,819         218                --            127
                                     1999      148,313(1)    169,937(1)      6,321          --                --             --
------------------------------------------------------------------------------------------------------------------------------------



-------------
46 PROSPECTUS                                                         APPENDIX A
-------------

APPENDIX A

                                                                            CONTRACT TYPE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            CONTRACT
                                                                               CONTRACT                                  ANNIVERSARY
                                                                 7-YEAR     ANNIVERSARY     DECADE"     7-YEAR DEATH   DEATH BENEFIT
                                                                  DEATH           DEATH      LIVING    BENEFITRIDER&      & "DECADE"
                                       YEAR                     BENEFIT         BENEFIT     BENEFIT  "DECADE" LIVING   LIVINGBENEFIT
FUND                                    END        BASIC          RIDER        RIDER(3)   RIDER (4)   BENEFIT RIDERS          RIDERS
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio            2000       51,794         64,538            656        1,106               --         386
                                       1999       13,467(1)       4,942(1)          --           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                  2000    1,807,133        766,370        163,001        1,783               --         133
                                       1999      722,104(1)     409,555(1)       6,916           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio   2000    2,129,144      1,065,799        201,154       11,540               --      10,113
  (Service Class)                      1999      878,721(1)     501,256(1)      22,453           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio   2000      688,226        216,051         27,839          178               --         271
  (Service Class)                      1999      282,515(1)      98,110(1)      13,102           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities  2000      538,257        183,503         55,803        1,710               --       6,155
  Portfolio (Service Class)            1999      218,432(1)     121,432(1)       7,563
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio     2000    1,169,499        283,170        173,341        1,121               --       5,045
  (Service Class)                      1999      115,626(1)      28,549(1)       3,872           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth          2000    3,519,640      1,433,854        344,804       17,148            3,414      29,117
  Portfolio (Institutional Shares)     1999    1,036,284(1)     532,518(1)      15,869           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation       2000    2,728,350      1,347,298        363,412        4,184            3,148         350
  Portfolio (Institutional Shares)     1999    1,765,832(1)     621,635(1)      55,123           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio           2000    2,482,700        852,664        335,068       29,099               --      26,365
  (Institutional Shares)               1999      888,418(1)     309,594(1)      20,303        2,060               --          --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio 2000    2,778,860      1,081,477        467,136       13,160               --      18,626
  (Institutional Shares)               1999      636,892(1)     318,242(1)      20,814        1,343               --          --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series             2000      777,288        264,468        161,066        1,200               70       4,210
  (Initial Class)                      1999      190,540(1)      75,946(1)      11,012           --               --          --
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series             2000    2,391,142      1,521,920        122,677          561               --       4,667
  (Initial Class)                      1999    2,513,945      1,597,899         24,219           --               --          --
                                       1998    1,743,600      1,076,023            --
                                       1997      117,002         76,805            --
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series               2000      389,769        155,726         50,848        1,569              486       1,155
  (Initial Class)                      1999       27,979(1)      43,323(1)       3,226
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                    2000      278,735         68,687         17,439        3,102              941       1,611
  (Initial Class)                      1999       37,056(1)      19,166(1)         584
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                2000      376,061        177,865         45,873          612            1,385         153
  (Initial Class)                      1999      128,045(1)      61,489(1)       1,332
------------------------------------------------------------------------------------------------------------------------------------

1.    Commencing July 6, 1999.
2.    Commencing September 13, 1999.
3. The Contract Anniversary Enhanced Death Benefit Rider became available under this contract commencing September 13, 1999.
4. The Living Benefit Rider became available under this contract commencing December 20, 1999.
5.    Commencing May 1, 2000.



                                                                   -------------
APPENDIX A                                                         PROSPECTUS 47
                                                                   -------------

[LOGO]
GUARDIAN(SM)

Issued by:

The Guardian Insurance & Annuity
Company, Inc., a wholly owned subsidiary of The Guardian Life Insurance Company of America, New York, NY

Distributed by:

Guardian Investor Services Corporation
7 Hanover Square
New York, NY 10004
Phone (800) 221-3253

Member: NASD, SIPC

Contract provisions and investment options may vary by state.

--------------------------------------------------------------------------------
Investments in The Guardian Investor Retirement Asset Manager(R) or any of its investment options are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution; further, neither the contract nor such investments are federally insured by the Federal Deposit Insurance Corporation (the FDIC), the Federal Reserve Board, or any other agency. Investment in any of the variable investment options involves risk, including the possible loss of principal.
--------------------------------------------------------------------------------

EB-012725 (5/01)

Form nos. IVA-2020 and IVA-2020SN. Individual Flexible Premium Deferred Variable Annuity Contract.

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE
ANNUITY CONTRACT

Issued Through The Guardian Separate Account E of
The Guardian Insurance &Annuity Company, Inc.


Statement of Additional Information dated May 1, 2001

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name "The Guardian Investor Retirement Asset Manager") dated May 1, 2001.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                 TABLE OF CONTENTS

                                                                            Page
                                                                            ----
                 Services to the Separate Account ................          B-2

                 Annuity Payments ................................          B-2

                 Tax Status of the Contracts .....................          B-3

                 Performance Data ................................          B-4

                 Valuation of Assets of the Separate Account .....          B-13

                 Transferability Restrictions ....................          B-14

                 Experts-Financial Statements ....................          B-14

EB-013285 5/00


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account E (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 2000, 1999 and 1998, GIAC paid commissions through GISC with respect to the sales of variable annuity contracts in the amount of $48,391,404, $32,178,498 and $34,195,299, respectively.


ANNUITY PAYMENTS


The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.


Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, the Enhanced Death Benefit Rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.


The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.


Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains


---
B-2                                              THE GUARDIAN SEPARATE ACCOUNT E
---
fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.


The assumed investment return of 4% under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the variable annuity payments will remain constant. If the actual net investment return exceeds 4%, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable annuity payments will decrease.


The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).


We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

PERFORMANCE DATA


The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 2000. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. The first table below provides standardized performance results for the Separate Account's Investment Divisions from commencement of operations of the Separate Account or, if later, the availability of the Investment Division within the Separate Account. The second table below provides non-standard performance information for each Investment Division reflecting the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (September 15, 1997) if the Funds existed prior to such date. Results for both tables were calculated by applying all contract and Separate Account level charges. For the second table, these contract and Separate Account level charges were applied to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

The Investment Division corresponding to the Prudential Jennison Portfolio was added to the Separate Account as of May 1, 2001. For performance information about this Investment Division, you should refer to the Fund prospectus. This prospectus was provided with the prospectus for the contract.


Average Annual Total Return Calculations


Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:


           P(1 + T)^n    = ERV

Where:     P             = a hypothetical purchase of $1,000 from which no sales
                           load is deducted.

           T             = average annual total return.

           n             = number of years.

           ERV           = ending redeemable value of the hypothetical $1,000
                           purchase at the end of the period.


The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and that the surrender of the contract is at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown - standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

The first section of each of the following tables was calculated using the standardized method prescribed by the Securities and Exchange Commission.


The second section of each of the following tables was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the contract continues through the end of each period.


---
B-4                                              THE GUARDIAN SEPARATE ACCOUNT E
---

TABLE 1 - STANDARDIZED PERFORMANCE

                                                   Average Annual Total Return for a
                                                   Contract Surrendered on 12/31/00
                                            (CAEDB and LB = Contract Anniversary Enhanced
                                         Death Benefit and Living Benefit / CAEDB = Contract
                                            Anniversary Enhanced Death Benefit /        Average Annual Total Return on 12/31/00
                                         LB = Living Benefit / BC = Basic Contract)            Assuming Contract Continues
                                         ----------------------------------------------------------------------------------------
                                                 Length of Investment Period                   Length of Investment Period
                                         ----------------------------------------------------------------------------------------
                       Date Separate                   Ten Years (or                                 Ten Years (or
                             Account                                    Since Fund                                     Since Fund
                           Commenced                                    Inception,                                     Inception,
Investment                Operations      One Year       Five Years      If Less)       One Year      Five Years        If Less)
Division               or, if later,     CAEDB & LB      CAEDB & LB     CAEDB & LB     CAEDB & LB     CAEDB & LB       CAEDB & LB
Corresponding                 Fund's     CAEDB or LB    CAEDB or LB     CAEDB or LB    CAEDB or LB    CAEDB or LB      CAEDB or LB
To                      Availability         BC              BC             BC             BC             BC               BC
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash                          -2.88             N/A          -0.12           4.12            N/A              1.08
Fund                         9/15/97       -2.63             N/A           1.32           4.37            N/A              2.48
                                           -2.38             N/A           2.77           4.62            N/A              3.90
The Guardian Bond                           1.06             N/A           1.03           8.06            N/A              2.20
Fund                         9/15/97        1.31             N/A           2.30           8.31            N/A              3.44
                                            1.56             N/A           3.58           8.56            N/A              4.69
The Guardian Stock                        -25.57             N/A           4.63         -19.97            N/A              5.72
Fund                         9/15/97      -25.34             N/A           5.88         -19.72            N/A              6.93
                                          -25.11             N/A           7.13         -19.47            N/A              8.15
The Guardian Small                        -11.80             N/A           4.34          -5.16            N/A              5.43
Cap Stock Fund               9/15/97      -11.57             N/A           4.58          -4.91            N/A              5.66
                                          -11.33             N/A           4.81          -4.66            N/A              5.89
The Guardian VC                           -16.65             N/A          -6.59         -10.38            N/A             -2.03
500 Index Fund               9/13/99      -16.42             N/A          -6.33         -10.13            N/A             -1.75
                                          -16.19             N/A          -6.06          -9.88            N/A             -1.47
The Guardian VC                            -5.87             N/A           2.01           1.13            N/A              6.58
Asset Allocation Fund        9/13/99       -5.62             N/A           2.28           1.38            N/A              6.85
                                           -5.37             N/A           2.57           1.63            N/A              7.13
The Guardian VC                           -14.27             N/A          -8.89          -7.82            N/A             -4.44
High Yield Bond Fund         9/13/99      -14.04             N/A          -8.64          -7.57            N/A             -4.17
                                          -13.81             N/A          -8.38          -7.32            N/A             -3.90
Gabelli Capital                            -3.35             N/A          10.76           3.65            N/A             11.71
Asset Fund                   9/15/97       -3.10             N/A          11.21           3.90            N/A             12.16
                                           -2.85             N/A          11.67           4.15            N/A             12.61
Baillie Gifford                           -27.05             N/A           5.00         -21.56            N/A              6.08
International Fund           9/15/97      -26.82             N/A           5.70         -21.31            N/A              6.76
                                          -26.59             N/A           6.40         -21.06            N/A              7.44
Baillie Gifford                           -34.22             N/A         -10.55         -29.27            N/A             -9.43
Emerging Markets             9/15/97      -33.99             N/A         -10.12         -29.02            N/A             -9.00
Fund                                      -33.76             N/A          -9.70         -28.77            N/A             -8.57
Value Line Centurion                      -20.14             N/A           5.87         -14.13            N/A              6.92
Fund ("VLCF")                9/15/97      -19.91             N/A           7.14         -13.88            N/A              8.17
                                          -19.68             N/A           8.43         -13.63            N/A              9.43
Value Line Strategic                       -6.90             N/A          12.27           0.10            N/A             13.19
Asset Management             9/15/97       -6.65             N/A          13.28           0.35            N/A             14.19
Trust ("VLSAM")                            -6.40             N/A          14.30           0.60            N/A             15.18



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---


                                                   Average Annual Total Return for a
                                                   Contract Surrendered on 12/31/00
                                            (CAEDB and LB = Contract Anniversary Enhanced
                                         Death Benefit and Living Benefit / CAEDB = Contract
                                            Anniversary Enhanced Death Benefit /        Average Annual Total Return on 12/31/00
                                         LB = Living Benefit / BC = Basic Contract)            Assuming Contract Continues
                                         ----------------------------------------------------------------------------------------
                                                 Length of Investment Period                   Length of Investment Period
                                         ----------------------------------------------------------------------------------------
                       Date Separate                   Ten Years (or                                 Ten Years (or
                             Account                                    Since Fund                                     Since Fund
                           Commenced                                    Inception,                                     Inception,
Investment                Operations      One Year       Five Years      If Less)       One Year      Five Years        If Less)
Division               or, if later,     CAEDB & LB      CAEDB & LB     CAEDB & LB     CAEDB & LB     CAEDB & LB       CAEDB & LB
Corresponding                 Fund's     CAEDB or LB    CAEDB or LB     CAEDB or LB    CAEDB or LB    CAEDB or LB      CAEDB or LB
To                      Availability         BC              BC             BC             BC             BC               BC
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                          -18.71             N/A            2.51        -12.59            N/A                6.47
Appreciation Fund             7/6/99      -18.48             N/A            3.65        -12.34            N/A                7.59
                                          -18.24             N/A            4.79        -12.09            N/A                8.71
AIM V.I. Global                           -10.79             N/A            5.57         -4.08            N/A                9.48
Utilities Fund                7/6/99      -10.56             N/A            6.55         -3.83            N/A               10.44
                                          -10.33             N/A            7.54         -3.56            N/A               11.42
AIM V.I. Government                          N/A             N/A           -6.25           N/A            N/A                0.75
Securities Fund              8/23/00         N/A             N/A           -4.53           N/A            N/A                2.47
                                             N/A             N/A           -2.79           N/A            N/A                4.21
AIM V.I.                                  -22.14             N/A          -10.41        -16.28            N/A               -6.59
Value Fund                    7/6/99      -21.91             N/A           -9.47        -16.03            N/A               -5.62
                                          -21.68             N/A           -8.53        -15.78            N/A               -4.63
Davis Financial                            21.73             N/A            7.13         28.73            N/A               11.01
Portfolio                     7/6/99       21.98             N/A            7.37         28.98            N/A               11.25
                                           22.23             N/A            7.63         29.23            N/A               11.51
Davis Real                                 17.00             N/A            1.26         24.00            N/A                5.24
Estate Portfolio              7/6/99       17.25             N/A            1.50         24.25            N/A                5.48
                                           17.50             N/A            1.75         24.50            N/A                5.73
Davis Value                                 0.35             N/A            1.76          7.35            N/A                5.73
Portfolio                     7/6/99        0.60             N/A            2.02          7.60            N/A                5.99
                                            0.85             N/A            2.29          7.85            N/A                6.26
Fidelity VIP II                           -14.86             N/A           -4.93         -8.45            N/A               -0.89
Contrafund Portfolio          7/6/99      -14.63             N/A           -4.12         -8.20            N/A               -0.04
(Service Class)                           -14.39             N/A           -3.25         -7.95            N/A                0.82
Fidelity VIP                               -0.63             N/A           -8.81          6.37            N/A               -4.93
Equity Income Portfolio       7/6/99       -0.38             N/A           -6.85          6.62            N/A               -2.88
(Service Class)                            -0.13             N/A           -4.86          6.87            N/A               -0.80
Fidelity VIP III                          -24.47             N/A          -20.02        -18.78            N/A              -16.61
Growth Opportunities          7/6/99      -24.23             N/A          -19.29        -18.53            N/A              -15.85
Portfolio (Service Class)                 -24.00             N/A          -18.55        -18.28            N/A              -15.08
Fidelity VIP III                           24.26             N/A           37.86         31.26            N/A               41.31
Mid Cap Portfolio             7/6/99       24.51             N/A           38.21         31.51            N/A               41.65
(Service Class)                            24.76             N/A           38.56         31.76            N/A               41.99
Janus Aspen Aggressive                    -37.90             N/A            2.10        -33.23            N/A                6.07
Growth Portfolio              7/6/99      -37.67             N/A            3.24        -32.98            N/A                7.18
(Institutional Shares)                    -37.44             N/A            4.38        -32.73            N/A                8.31



---
B-6                                             THE GUARDIAN SEPARATE ACCOUNT E
---


                                                   Average Annual Total Return for a
                                                   Contract Surrendered on 12/31/00
                                            (CAEDB and LB = Contract Anniversary Enhanced
                                         Death Benefit and Living Benefit / CAEDB = Contract
                                            Anniversary Enhanced Death Benefit /        Average Annual Total Return on 12/31/00
                                         LB = Living Benefit / BC = Basic Contract)            Assuming Contract Continues
                                         ----------------------------------------------------------------------------------------
                                                 Length of Investment Period                   Length of Investment Period
                                         ----------------------------------------------------------------------------------------
                       Date Separate                   Ten Years (or                                 Ten Years (or
                             Account                                    Since Fund                                     Since Fund
                           Commenced                                    Inception,                                     Inception,
Investment                Operations      One Year       Five Years      If Less)       One Year      Five Years        If Less)
Division               or, if later,     CAEDB & LB      CAEDB & LB     CAEDB & LB     CAEDB & LB     CAEDB & LB       CAEDB & LB
Corresponding                 Fund's     CAEDB or LB    CAEDB or LB     CAEDB or LB    CAEDB or LB    CAEDB or LB      CAEDB or LB
To                      Availability         BC              BC             BC             BC             BC               BC
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital                       -25.39             N/A          -1.55         -19.77            N/A               2.49
Appreciation Portfolio        7/6/99      -25.15             N/A          -1.11         -19.52            N/A               2.92
(Institutional Shares)                    -24.92             N/A          -0.67         -19.27            N/A               3.35
Janus Aspen Growth                         22.06             N/A          -4.38         -16.19            N/A              -0.31
Portfolio                     7/6/99      -21.82             N/A          -3.34         -15.94            N/A               0.72
(Institutional Shares)                    -21.59             N/A          -2.29         -15.69            N/A               1.76
Janus Aspen Worldwide                     -23.08             N/A           5.01         -17.29            N/A               8.93
Growth Portfolio              7/6/99      -22.85             N/A           6.15         -17.04            N/A              10.04
(Institutional Shares)                    -22.61             N/A           7.28         -16.79            N/A              11.16
MFS Emerging                              -26.69             N/A           8.50         -21.17            N/A              12.36
Growth Series                 7/6/99      -26.46             N/A           9.33         -20.92            N/A              13.18
(Initial Class)                           -26.22             N/A          10.17         -20.67            N/A              14.00
MFS Investors                              -8.83             N/A           7.35          -1.97            N/A               8.37
Trust Series                 9/15/97       -8.60             N/A           7.72          -1.72            N/A               8.74
(Initial Class)                            -8.37             N/A           8.09          -1.47            N/A               9.10
MFS New                                   -10.52             N/A          19.03          -3.79            N/A              22.72
Discovery Series              7/6/99      -10.29             N/A          19.37          -3.54            N/A              23.06
(Initial Class)                           -10.06             N/A          19.71          -3.29            N/A              23.39
MFS Research                              -13.15             N/A          -2.04          -6.61            N/A               2.01
Series (Initial Class)        7/6/99      -12.91             N/A          -1.26          -6.35            N/A               2.76
                                          -12.68             N/A          -0.49          -6.11            N/A               3.52
MFS Total                                   6.98             N/A           1.32          13.98            N/A               5.30
Return Series                 7/6/99        7.23             N/A           2.28          14.23            N/A               6.25
(Initial Class)                             7.47             N/A           3.25          14.47            N/A               7.20



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-7
                                                                             ---

TABLE II - NON-STANDARD PERFORMANCE

                                                   Average Annual Total Return for a
                                                   Contract Surrendered on 12/31/00
                                            (CAEDB and LB = Contract Anniversary Enhanced
                                         Death Benefit and Living Benefit / CAEDB = Contract
                                            Anniversary Enhanced Death Benefit /        Average Annual Total Return on 12/31/00
                                         LB = Living Benefit / BC = Basic Contract)            Assuming Contract Continues
                                         ----------------------------------------------------------------------------------------
                                                 Length of Investment Period                   Length of Investment Period
                                         ----------------------------------------------------------------------------------------
                       Date Separate                   Ten Years (or                                 Ten Years (or
                             Account                                    Since Fund                                     Since Fund
                           Commenced                                    Inception,                                     Inception,
Investment                Operations      One Year       Five Years      If Less)       One Year      Five Years        If Less)
Division               or, if later,     CAEDB & LB      CAEDB & LB     CAEDB & LB     CAEDB & LB     CAEDB & LB       CAEDB & LB
Corresponding                 Fund's     CAEDB or LB    CAEDB or LB     CAEDB or LB    CAEDB or LB    CAEDB or LB      CAEDB or LB
To                      Availability         BC              BC             BC             BC             BC               BC
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash                          -2.88              2.78         2.79           4.12              3.31            2.79
Fund                         11/10/81      -2.63              3.03         3.04           4.37              3.56            3.04
                                           -2.38              3.29         3.29           4.62              3.81            3.29
The Guardian Bond                           1.06              3.31         5.58           8.06              3.84            5.58
Fund                           5/1/83       1.31              3.57         5.83           8.31              4.09            5.83
                                            1.56              3.83         6.08           8.56              4.34            6.08
The Guardian Stock                        -25.57             14.75        17.02         -19.97             15.09           17.02
Fund                          4/13/83     -25.34             15.00        17.27         -19.72             15.35           17.27
                                          -25.11             15.26        17.52         -19.47             15.60           17.52
The Guardian Small                        -11.80               N/A         7.32          -5.16               N/A            8.28
Cap Stock Fund                7/16/97     -11.57               N/A         7.55          -4.91               N/A            8.51
                                          -11.33               N/A         7.78          -4.66               N/A            8.73
The Guardian VC                           -16.65               N/A        -6.59         -10.38               N/A           -2.03
500 Index Fund                9/13/99     -16.42               N/A        -6.33         -10.13               N/A           -1.75
                                          -16.19               N/A        -6.06          -9.88               N/A           -1.47
The Guardian VC                            -5.87               N/A         2.01           1.13               N/A            6.58
Asset Allocation Fund         9/13/99      -5.62               N/A         2.28           1.38               N/A            6.85
                                           -5.37               N/A         2.57           1.63               N/A            7.13
The Guardian VC                           -14.27               N/A        -8.89          -7.82               N/A           -4.44
High Yield Bond Fund          9/13/99     -14.04               N/A        -8.64          -7.57               N/A           -4.17
                                          -13.81               N/A        -8.38          -7.32               N/A           -3.90
Gabelli Capital                            -3.35             15.06        14.63           3.65             15.40           14.82
Asst Fund                      5/1/95      -3.10             15.31        14.90           3.90             15.65           15.09
                                           -2.85             15.56        15.17           4.15             15.90           15.36
Baillie Gifford                           -27.05              9.33         8.17         -21.56              9.74            8.17
International Fund             2/8/91     -26.82              9.59         8.40         -21.31             10.00            8.40
                                          -26.59              9.84         8.63         -21.06             10.25            8.63
Baillie Gifford                           -34.22              0.48        -1.79         -29.27              1.06           -1.63
Emerging Markets             10/17/94     -33.99              0.75        -1.54         -29.02              1.32           -1.38
Fund                                      -33.76              1.02        -1.30         -28.77              1.59           -1.14
Value Line Centurion                      -20.14             12.89        15.19         -14.13             13.26           15.19
Fund ("VLCF")                11/15/83     -19.91             13.15        15.44         -13.88             13.51           15.44
                                          -19.68             13.40        15.70         -13.63             13.76           15.70
Value Line Strategic                       -6.90             14.30        15.12           0.10             14.65           15.12
Assessment Management         10/1/87      -6.65             14.55        15.37           0.35             14.90           15.37
Trust ("VLSAM")                            -6.40             14.80        15.62           0.60             15.15           15.62



---
B-8                                              THE GUARDIAN SEPARATE ACCOUNT E
---

                                                   Average Annual Total Return for a
                                                   Contract Surrendered on 12/31/00
                                            (CAEDB and LB = Contract Anniversary Enhanced
                                         Death Benefit and Living Benefit / CAEDB = Contract
                                            Anniversary Enhanced Death Benefit /        Average Annual Total Return on 12/31/00
                                         LB = Living Benefit / BC = Basic Contract)            Assuming Contract Continues
                                         ----------------------------------------------------------------------------------------
                                                 Length of Investment Period                   Length of Investment Period
                                         ----------------------------------------------------------------------------------------
                       Date Separate                   Ten Years (or                                 Ten Years (or
                             Account                                    Since Fund                                     Since Fund
                           Commenced                                    Inception,                                     Inception,
Investment                Operations      One Year       Five Years      If Less)       One Year      Five Years        If Less)
Division               or, if later,     CAEDB & LB      CAEDB & LB     CAEDB & LB     CAEDB & LB     CAEDB & LB       CAEDB & LB
Corresponding                 Fund's     CAEDB or LB    CAEDB or LB     CAEDB or LB    CAEDB or LB    CAEDB or LB      CAEDB or LB
To                      Availability         BC              BC             BC             BC             BC               BC
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                          -18.71             13.93        15.92         -12.59            14.28            15.92
Appreciation Fund              5/5/93     -18.48             14.18        16.16         -12.34            14.53            16.16
                                          -18.24             14.44        16.39         -12.09            14.79            16.39
AIM V.I. Global                           -10.79             13.29        13.04          -4.08            13.65            13.11
Utilities Fund                 5/2/94     -10.56             13.54        13.26          -3.83            13.90            13.33
                                          -10.33             13.80        13.48          -3.56            14.15            13.56
AIM V.I. Government                         1.21              2.88         3.52           8.21             3.41             3.52
Securities Fund                5/5/93       1.46              3.13         3.75           8.46             3.66             3.75
                                            1.71              3.39         3.98           8.71             3.91             3.98
AIM V.I.                                  -22.14             13.46        15.31         -16.28            13.82            15.31
Value Fund                     5/5/93     -21.91             13.72        15.54         -16.03            14.07            15.54
                                          -21.68             13.97        15.77         -15.78            14.33            15.77
Davis Financial                            21.73               N/A         8.09          28.73              N/A            11.92
Portfolio                      7/1/99      21.98               N/A         8.34          28.98              N/A            12.16
                                           22.23               N/A         8.60          29.23              N/A            12.42
Davis Real                                 17.00               N/A         0.73          24.00              N/A             4.68
Estate Portfolio               7/1/99      17.25               N/A         0.97          24.25              N/A             4.91
                                           17.50               N/A         1.22          24.50              N/A             5.16
Davis Value                                 0.35               N/A         2.09           7.35              N/A             6.01
Portfolio                      7/1/99       0.60               N/A         2.34           7.60              N/A             6.27
                                            0.85               N/A         2.62           7.85              N/A             6.54
Fidelity VIP II                           -14.86             15.35        18.94          -8.45            15.68            19.08
Contrafund Portfolio           1/3/95     -14.63             15.60        19.19          -8.20            15.94            19.33
                                          -14.39             15.86        19.44          -7.95            16.19            19.58
Fidelity VIP                               -0.63             11.03        15.25           6.37            11.43            15.25
Equity Income Portfolio       10/9/86      -0.38             11.29        15.50           6.62            11.68            15.50
                                           -0.13             11.54        15.75           6.87            11.93            15.75
Fidelity VIP III                          -24.47              8.13        11.74         -18.78             8.57            11.94
Growth Opportunities           1/3/95     -24.23              8.39        12.00         -18.53             8.82            12.19
Portfolio                                 -24.00              8.65        12.26         -18.28             9.08            12.44
Fidelity VIPIII                            24.26               N/A        38.87          31.26              N/A            40.65
Mid Cap Portfolio            12/28/98      24.51               N/A        39.12          31.51              N/A            40.90
                                           24.76               N/A        39.38          31.76              N/A            41.15
Janus Aspen Aggressive                    -37.90             17.75        20.34         -33.23            18.06            20.34
Growth Portfolio              9/13/93     -37.67             18.03        20.60         -32.98            18.33            20.60
                                          -37.44             18.30        20.86         -32.73            18.60            20.86



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-9
                                                                             ---

                                                   Average Annual Total Return for a
                                                   Contract Surrendered on 12/31/00
                                            (CAEDB and LB = Contract Anniversary Enhanced
                                         Death Benefit and Living Benefit / CAEDB = Contract
                                            Anniversary Enhanced Death Benefit /        Average Annual Total Return on 12/31/00
                                         LB = Living Benefit / BC = Basic Contract)            Assuming Contract Continues
                                         ----------------------------------------------------------------------------------------
                                                 Length of Investment Period                   Length of Investment Period
                                         ----------------------------------------------------------------------------------------
                       Date Separate                   Ten Years (or                                 Ten Years (or
                             Account                                    Since Fund                                     Since Fund
                           Commenced                                    Inception,                                     Inception,
Investment                Operations      One Year       Five Years      If Less)       One Year      Five Years        If Less)
Division               or, if later,     CAEDB & LB      CAEDB & LB     CAEDB & LB     CAEDB & LB     CAEDB & LB       CAEDB & LB
Corresponding                 Fund's     CAEDB or LB    CAEDB or LB     CAEDB or LB    CAEDB or LB    CAEDB or LB      CAEDB or LB
To                      Availability         BC              BC             BC             BC             BC               BC
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital                       -25.39               N/A        28.85         -19.77              N/A            29.41
Appreciation Portfolio        5/1/97      -25.15               N/A        29.08         -19.52              N/A            29.63
                                          -24.92               N/A        29.30         -19.27              N/A            29.85
Janus Aspen Growth                        -22.06             16.98        16.01         -16.19            17.30            16.01
Portfolio                    9/13/93      -21.82             17.24        16.25         -15.94            17.55            16.25
                                          -21.59             17.50        16.49         -15.69            17.81            16.49
Janus Aspen Worldwide                     -23.08             20.59        20.16         -17.29            20.87            20.16
Growth Portfolio             9/13/93      -22.85             20.85        20.41         -17.04            21.13            20.41
                                          -22.61             21.11        20.66         -16.79            21.38            20.66
MFS Emerging                              -26.69             19.72        21.54         -21.17            20.01            21.69
Growth Series                7/24/95      -26.46             19.98        21.78         -20.92            20.27            21.94
                                          -26.22             20.24        22.02         -20.67            20.53            22.18
MFS Investors                              -8.83             13.64        14.48          -1.97            14.00            14.70
Trust Series                 10/9/95       -8.60             13.90        14.73          -1.72            14.25            14.94
                                           -8.37             14.15        14.97          -1.47            14.50            15.18
MFS New                                   -10.52               N/A        19.65          -3.79              N/A            21.03
Discovery Series              5/1/98      -10.29               N/A        19.84          -3.54              N/A            21.21
                                          -10.06               N/A        20.03          -3.29              N/A            21.40
MFS Research                              -13.15             14.06        15.01          -6.61            14.41            15.20
Series                       7/26/95      -12.91             14.31        15.24          -6.36            14.66            15.44
                                          -12.68             14.56        15.48          -6.11            14.91            15.67
MFS Total                                   6.98             10.86        13.30          13.98            11.25            13.48
Return Series                 1/3/95        7.23             11.11        13.55          14.23            11.50            13.73
                                            7.47             11.36        13.80          14.47            11.75            13.98


Change in Accumulation Unit Value


The following performance information illustrates the cumulative change and the actual annual change in accumulation unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 2000.


An Investment Division's cumulative change in accumulation unit values is the rate at which the value of an accumulation unit changed over the time period illustrated. The actual annual change in accumulation unit values is the rate at which the value of an accumulation unit changed over each 12-month period illustrated. The rates of change in accumulation unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and administrative charge. They do not reflect deductions for any enhanced death benefit charges, any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.


----
B-10                                             THE GUARDIAN SEPARATE ACCOUNT E
----

BASIC CONTRACT


                                                                       Cumulative Change in Accumulation Unit Value
                                                                             for Period Ended December 31, 2000
                                                              --------------------------------------------------------------
                                                                                                Ten Years (or
                                                                                                   Since Fund
Investment Division                                                                                Inception,   Date of Fund
Corresponding To                                                    One Year       Five Years        If Less)      Inception
                                                              --------------------------------------------------------------
The Guardian Cash Fund .............................................    4.71            21.05           39.34       11/10/81
The Guardian Bond Fund .............................................    8.65            24.16           81.97         5/1/83
The Guardian Stock Fund ............................................  -19.41           107.29          406.78        4/13/83
The Guardian Small Cap Stock Fund ..................................   -4.58              N/A           33.93        7/16/97
The Guardian VC 500 Index Fund .....................................   -9.80              N/A           -1.79        9/13/99
The Guardian VC Asset Allocation Fund ..............................    1.72              N/A            9.47        9/13/99
The Guardian VC High Yield Bond Fund ...............................   -7.25              N/A           -4.93        9/13/99
Gabelli Capital Asset Fund .........................................    4.24           109.99          125.64         5/1/95
Baillie Gifford International Fund .................................  -21.00            63.59          128.69         2/8/91
Baillie Gifford Emerging Markets Fund ..............................  -28.71             8.64           -6.37       10/17/94
Value Line Centurion Fund ..........................................  -13.56            91.35          333.31       11/15/83
Value Line Strategic Asset Management Trust ........................    0.68           103.28          330.54        10/1/87
AIM V.I. Capital Appreciation Fund .................................  -12.02           100.11          221.56         5/5/93
AIM V.I. Global Utilities Fund .....................................   -3.50            94.63          134.52         5/2/94
AIM V.I. Government Securities Fund ................................    8.80            21.62           35.51         5/5/93
AIM V.I. Value Fund ................................................  -15.71            96.14          208.67         5/5/93
Davis Financial Portfolio ..........................................   29.34              N/A           19.30         7/1/99
Davis Real Estate Portfolio ........................................   21.80              N/A            7.96         7/1/99
Davis Value Portfolio ..............................................    7.94              N/A           10.08         7/1/99
Fidelity VIP II Contrafund Portfolio (Service Class) ...............   -7.88           112.61          193.40         1/3/95
Fidelity VIP Equity-Income Portfolio (Service Class) ...............    6.95            76.39          335.43        10/9/86
Fidelity VIP III Growth Opportunities Portfolio (Service Class) ....  -18.21            55.04          102.93         1/3/95
Fidelity VIP III Mid Cap Portfolio (Service Class) .................   31.87              N/A           99.95       12/28/98
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) .....  -32.67           135.64          300.81        9/13/93
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) ..  -19.21              N/A          161.17         5/1/97
Janus Aspen Growth Portfolio (Institutional Shares) ................  -15.62           127.87          206.51        9/13/93
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) ......  -16.72           164.62          295.99        9/13/93
MFS Emerging Growth Series (Initial Class) .........................  -20.61           155.44          198.25        7/24/95
MFS Investors Trust Series (Initial Class) .........................   -1.39            97.66          110.20        10/9/95
MFS New Discovery Series (Initial Class) ...........................   -3.21              N/A           67.99         5/1/98
MFS Research Series (Initial Class) ................................   -6.04           101.18          121.36        7/26/95
MFS Total Return Series (Initial Class) ............................   14.57            75.01          120.11         1/3/95



                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-11
                                                                            ----


                                                                       Change in Accumulation Unit Value for
                                                                         12-Month Period ended December 31,
                                                                                (For Basic Contract)
                                                            -------------------------------------------------------------
Investment Division
Corresponding To                                 1991     1992    1993     1994     1995    1996     1997    1998     1999      2000
                                                 ----     ----    ----     ----     ----    ----     ----    ----     ----      ----
The Guardian Cash Fund .....................     4.27     1.93    1.36     2.52     4.22    3.67     3.83    3.80     3.47      4.71
The Guardian Bond Fund .....................    14.74     6.35    8.48    -4.66    16.12    1.58     7.63    6.74    -2.08      8.65
The Guardian Stock Fund ....................    34.26    18.57   18.46    -2.51    32.98   25.30    33.89   18.37    29.53    -19.41
The Guardian Small Cap Stock Fund ..........                                                         3.20*  -6.93    33.36     -4.58
The Guardian VC 500 Index Fund .............                                                                          8.88*    -9.80
The Guardian VC Asset Allocation Fund ......                                                                          7.62*     1.72
The Guardian VC High Yield Bond Fund .......                                                                          2.50*    -7.25
Gabelli Capital Asset Fund .................                                        7.45*   9.62    40.81   10.31    18.31      4.24
Baillie Gifford International Fund .........     7.30*  -10.05   32.36    -0.39     9.84   13.96    10.53   19.66    37.37    -21.00
Baillie Gifford Emerging Markets Fund ......                              12.19*   -1.84   23.02     0.70  -27.69    70.11    -28.71
Value Line Centurion Fund ("VLCF") .........    50.28     4.60    7.84    -3.43    38.33   15.86    19.87   25.88    26.62    -13.56
Value Line Strategic Asset Management
  Trust ("VLSAM") ..........................    41.55    13.61   10.46    -6.07    26.93   14.41    14.21   25.86    22.76      0.68
AIM V.I. Capital Appreciation Fund .........                     18.51*    1.22    33.96   16.14    12.05   17.83    48.33    -12.02
AIM V.I. Global Utilities Fund .............                              -3.73*   25.16   10.67    20.08   15.08    31.88     -3.50
AIM V.I. Government Securities Fund ........                      2.70*   -4.93    14.12    0.99     6.82    6.36    -2.57      8.80
AIM V.I. Value Fund ........................                     13.88*    2.74    34.51   13.61    22.15   30.72    28.28    -15.71
Davis Financial Portfolio ..................                                                                         -7.76*    29.34
Davis Real Estate Portfolio ................                                                                        -13.36*    21.80
Davis Value Portfolio ......................                                                                          1.99*     7.94
Fidelity VIP II Contrafund Portfolio
  (Service Class) ..........................                                       38.00*  19.69    22.53   28.31    22.64     -7.88
Fidelity VIP Equity Income Portfolio
  (Service Class) ..........................    29.80    15.42   16.82     5.73    33.41   12.84    26.46   10.15     4.93      6.95
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class) ................                                       30.89*  16.78    28.33   22.95     2.88    -18.21
Fidelity VIP III Mid Cap Portfolio
  (Service Class) ..........................                                                                 3.09*   47.08     31.87
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares) ...................                     17.61*   14.88    25.90    6.59    11.26   32.58   122.59    -32.67
Janus Aspen Capital Appreciation Portfolio
  (Institutional Shares) ...................                                                        25.54*  56.14    64.91    -19.21
Janus Aspen Growth Portfolio
  (Institutional Shares) ...................                      3.11*    1.48    28.55   16.96    21.21   33.96    42.19    -15.62
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares) ...................                     18.65*    0.27    25.78   27.41    20.63   27.31    62.40    -16.72
MFS Emerging Growth Series
  (Initial Class) ..........................                                       16.76*  15.56    20.38   32.54    74.51    -20.61
MFS Investors Trust Series (Initial Class) .                                        6.34*  22.89    28.16   20.80     5.36     -1.39
MFS New Discovery Series (Initial Class) ...                                                                 1.34*   71.26     -3.21
MFS Research Series (Initial Class) ........                                       10.03*  20.79    18.76   21.84    22.50     -6.04
MFS Total Return Series (Initial Class) ....                                       25.77*  12.93    19.78   10.93     1.80     14.57


* From date of commencement of public offering of Fund's shares through December 31.


----
B-12                                             THE GUARDIAN SEPARATE ACCOUNT E
----

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division


The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2000 was 6.11%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2000 was 6.30%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.


Performance Comparisons


Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

We may provide a contract owner with personalized reports which use historical performance to demonstrate how the performance of the underlying investment options and the fixed-rate option would have affected the selected portfolio value, the contract surrender value, and the death benefit in the accumulation period and the income stream upon annuitization if he/she had purchased the contract at some time in the past. These reports are based upon historical information and are not necessarily representative of future performance.


VALUATION OF ASSETS OF THE SEPARATE ACCOUNT


The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.



                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-13
                                                                            ----

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS - FINANCIAL STATEMENTS

The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.


The financial statements of The Guardian Separate Account E for the year ended December 31, 2000 have been so included in this Registration Statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 2000 and 1999 and for each of three years in the period ended December 31, 2000 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of GIAC should be considered only as bearing upon the ability of GIAC to meet its obligations under the contracts.




----
B-14                                             THE GUARDIAN SEPARATE ACCOUNT E
----

                       This page intentionally left blank

--------------------------------------------------------------------------------
      FINANCIAL STATEMENTS OF
      THE GUARDIAN SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                        Investment Divisions
                                             ------------------------------------------------------------------------
                                                                                              Guardian
                                                                Guardian       Guardian        VC High
                                                 Guardian         VC 500       VC Asset          Yield       Guardian
                                                    Stock          Index     Allocation           Bond           Bond
                                             ------------   ------------   ------------   ------------   ------------
Assets:
  Shares owned in underlying fund-- Note 1      9,604,942        609,996        891,501        149,057      3,444,299
  Net asset value per share (NAV) ........          37.21           9.72           9.83           8.61          11.75
                                             ------------   ------------   ------------   ------------   ------------
    Total Assets (Shares x NAV)...........   $357,399,880   $  5,929,165   $  8,763,452   $  1,283,379   $ 40,470,510
Liabilities:
  Risk charges and other liabilities .....        745,543         12,964         24,437         10,846         97,430
                                             ------------   ------------   ------------   ------------   ------------
    Net Assets -- Note 3 .................   $356,654,337   $  5,916,201   $  8,739,015   $  1,272,533   $ 40,373,080
                                             ============   ============   ============   ============   ============

                                                                        Investment Divisions
                                             ------------------------------------------------------------------------
                                                                                               Baillie
                                                                 Gabelli        Baillie        Gifford       Guardian
                                                 Guardian        Capital        Gifford       Emerging      Small Cap
                                                     Cash          Asset  International        Markets          Stock
                                             ------------   ------------   ------------   ------------   ------------
Assets:
  Shares owned in underlying fund-- Note 1      8,043,239      2,644,415      2,106,237        654,696      2,379,976
  Net asset value per share (NAV) ........          10.00          14.71          16.24           9.02          15.96
                                             ------------   ------------   ------------   ------------   ------------
    Total Assets (Shares x NAV)...........   $ 80,432,387   $ 38,899,344   $ 34,205,286   $  5,905,361   $ 37,984,421
Liabilities:
  Risk charges and other liabilities .....      3,023,548         91,432         78,788         18,517         82,728
                                             ------------   ------------   ------------   ------------   ------------
    Net Assets -- Note 3 .................   $ 77,408,839   $ 38,807,912   $ 34,126,498   $  5,886,844   $ 37,901,693
                                             ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

                                                                                      Investment Divisions
                                                           ------------------------------------------------------------------------
                                                                                                            Guardian
                                                                              Guardian        Guardian        VC High
                                                                Guardian        VC 500        VC Asset          Yield      Guardian
                                                                   Stock         Index      Allocation           Bond          Bond
                                                           -------------   -----------    ------------    -----------   -----------
Investment Income
  Income:
    Reinvested dividends ...............................   $     290,331    $    45,776    $    257,379    $    95,774   $ 2,404,702
  Expenses--Note 4:
    Mortality and expense risk charges .................       5,273,710         58,612          63,599         10,353       452,897
                                                           -------------   -----------    ------------    -----------   -----------
     Net investment  income/(expense) ..................      (4,983,379)      (12,836)        193,780         85,421     1,951,805
                                                           -------------   -----------    ------------    -----------   -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..       1,036,707        88,359          34,374        (10,259)     (300,746)
          Reinvested realized gain distributions .......      65,482,024         7,010         493,599             --            --
                                                           -------------   -----------    ------------    -----------   -----------
   Net realized gain/(loss) on investments .............      66,518,731        95,369         527,973        (10,259)     (300,746)
   Net change in unrealized appreciation/(depreciation)     (147,868,016)     (613,219)       (874,454)      (143,972)    1,243,057
                                                           -------------   -----------    ------------    -----------   -----------
Net realized and unrealized gain/(loss) from investments     (81,349,285)     (517,850)       (346,481)      (154,231)      942,311
                                                           -------------   -----------    ------------    -----------   -----------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $ (86,332,664)  $  (530,686)   $   (152,701)   $   (68,810)  $ 2,894,116
                                                           =============   ===========    ============    ===========   ===========

                                                                                      Investment Divisions
                                                           ------------------------------------------------------------------------
                                                                                                              Baillie
                                                                               Gabelli         Baillie        Gifford      Guardian
                                                                Guardian       Capital         Gifford       Emerging     Small Cap
                                                                    Cash         Asset   International        Markets         Stock
                                                           -------------   -----------   -------------    -----------   -----------
Investment Income
  Income:
    Reinvested dividends ...............................   $   3,784,687   $    76,000    $         --    $        --   $        --
  Expenses--Note 4:
    Mortality and expense risk charges .................         998,603       512,606         470,792         87,479       503,266
                                                           -------------   -----------    ------------    -----------   -----------
     Net investment  income/(expense) ..................       2,786,084      (436,606)       (470,792)       (87,479)     (503,266)
                                                           -------------   -----------    ------------    -----------   -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..              --        89,603       1,191,348        239,141       697,097
          Reinvested realized gain distributions .......              --     7,682,287       8,502,140        110,016     1,382,041
                                                           -------------   -----------    ------------    -----------   -----------
   Net realized gain/(loss) on investments .............              --     7,771,890       9,693,488        349,157     2,079,138
   Net change in unrealized appreciation/(depreciation)               --    (5,790,428)    (17,688,901)    (2,751,313)   (4,567,591)
                                                           -------------   -----------    ------------    -----------   -----------
Net realized and unrealized gain/(loss) from investments              --     1,981,462      (7,995,413)    (2,402,156)   (2,488,453)
                                                           -------------   -----------    ------------    -----------   -----------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $   2,786,084   $ 1,544,856    $ (8,466,205)   $(2,489,635)  $(2,991,719)
                                                           =============   ===========    ============    ===========   ===========

See notes to financial statements.


                                  B-16 & B-17

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                              Investment Divisions
                                              --------------------------------------------------------------------------------------
                                                               Value Line
                                                                Strategic       AIM V.I.       AIM V.I.       AIM V.I.
                                                Value Line          Asset        Capital         Global     Government      AIM V.I.
                                                 Centurion     Management   Appreciation      Utilities     Securities         Value
                                              ------------   ------------   ------------   ------------   ------------  ------------
Assets:
  Shares owned in underlying fund -- Note 1      1,697,911      8,798,279        504,756        229,227         28,056     1,653,473
  Net asset value per share (NAV) .........          27.25          23.62          30.84          21.16          11.16         27.31
    Total Assets (Shares x NAV) ...........   $ 46,268,076   $207,815,352   $ 15,566,661   $  4,850,439   $    313,106  $ 45,156,355
                                              ------------   ------------   ------------   ------------   ------------  ------------
Liabilities:
     Risk charges and other liabilities ...        104,239        442,609         36,770         14,089            580        97,842
                                              ------------   ------------   ------------   ------------   ------------  ------------
    Net Assets -- Note 3 ..................   $ 46,163,837   $207,372,743   $ 15,529,891   $  4,836,350   $    312,526  $ 45,058,513
                                              ============   ============   ============   ============   ============  ============

                                                                      Investment Divisions
                                              ------------------------------------------------------------------------
                                                                                               Fidelity      Fidelity
                                                                                                 VIP II    VIP Equity-
                                                                    Davis                    Contrafund         Income
                                                     Davis           Real          Davis        Service        Service
                                                 Financial         Estate          Value          Class          Class
                                              ------------   ------------   ------------   ------------   ------------
Assets:
  Shares owned in underlying fund -- Note 1        688,782        124,090      2,737,846      1,479,179        369,308
  Net asset value per share (NAV) .........          11.91          10.38          11.06          23.67          25.45
    Total Assets (Shares x NAV) ...........   $  8,203,395   $  1,288,056   $ 30,280,580   $ 35,012,176   $  9,398,882
                                              ------------   ------------   ------------   ------------   ------------
Liabilities:
     Risk charges and other liabilities ...         23,519          7,086         61,716         82,172         19,772
                                              ------------   ------------   ------------   ------------   ------------
    Net Assets -- Note 3 ..................   $  8,179,876   $  1,280,970   $ 30,218,864   $ 34,930,004   $  9,379,110
                                              ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

                                                                                     Investment Divisions
                                                           ------------------------------------------------------------------------
                                                                            Value Line
                                                                             Strategic       AIM V.I.       AIM V.I.       AIM V.I.
                                                             Value Line          Asset        Capital         Global     Government
                                                              Centurion     Management   Appreciation      Utilities     Securities
                                                           ------------   ------------   ------------   ------------   ------------
Investment Income
  Income:
    Reinvested dividends ...............................   $     34,670   $  3,787,478   $         --   $     47,719   $     10,113
  Expenses -- Note 4:
    Mortality and expense risk charges .................        649,026      2,481,972        128,973         40,965            580
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income/(expense) ....................       (614,356)     1,305,506       (128,973)         6,754          9,533
                                                           ------------   ------------   ------------   ------------   ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..      1,158,072        955,273        319,246        113,227           (189)
    Reinvested realized gain distributions .............      7,162,827     36,653,018        421,663        187,603             --
                                                           ------------   ------------   ------------   ------------   ------------
  Net realized gain/(loss) on investments ..............      8,320,899     37,608,291        740,909        300,830           (189)
  Net change in unrealized appreciation/(depreciation) .    (14,918,389)   (39,799,222)    (3,729,844)      (619,785)        (3,624)
                                                           ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain/(loss) from investments     (6,597,490)    (2,190,931)    (2,988,935)      (318,955)        (3,813)
                                                           ------------   ------------   ------------   ------------   ------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $ (7,211,846)  $   (885,425)  $ (3,117,908)  $   (312,201)  $      5,720
                                                           ============   ============   ============   ============   ============

                                                                                        Investment Divisions
                                                            ------------------------------------------------------------------------
                                                                                                                           Fidelity
                                                                                                                             VIP II
                                                                                                Davis                    Contrafund
                                                               AIM V.I.           Davis          Real          Davis        Service
                                                                  Value       Financial        Estate          Value          Class
                                                           ------------    ------------   -----------   ------------   ------------

Investment Income
  Income:
    Reinvested dividends ...............................   $     56,552    $      6,838   $    18,797   $     87,102   $     67,322
  Expenses -- Note 4:
    Mortality and expense risk charges .................        445,943          73,710         6,727        263,485        385,521
                                                           ------------    ------------   -----------   ------------   ------------
    Net investment income/(expense) ....................       (389,391)        (66,872)       12,070       (176,383)      (318,199)
                                                           ------------    ------------   -----------   ------------   ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..         (7,748)        110,429        37,749      1,471,390        (52,240)
    Reinvested realized gain distributions .............      1,970,141         119,162            --        265,495      2,443,784
                                                           ------------    ------------   -----------   ------------   ------------
  Net realized gain/(loss) on investments ..............      1,962,393         229,591        37,749      1,736,885      2,391,544
  Net change in unrealized appreciation/(depreciation) .     (9,129,650)      1,247,527        64,803       (321,021)    (4,683,447)
                                                           ------------    ------------   -----------   ------------   ------------
Net realized and unrealized gain/(loss) from investments     (7,167,257)      1,477,118       102,552      1,415,864     (2,291,903)
                                                           ------------    ------------   -----------   ------------   ------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $ (7,556,648)   $  1,410,246   $   114,622   $  1,239,481   $ (2,610,102)
                                                           ============    ============   ===========   ============   ============

                                                             Investment Divisions
                                                             --------------------
                                                                    Fidelity
                                                                 VIP Equity-
                                                                      Income
                                                                     Service
                                                                       Class
                                                                ------------

Investment Income
  Income:
    Reinvested dividends ...............................        $     68,587
  Expenses -- Note 4:
    Mortality and expense risk charges .................              89,595
                                                                ------------
    Net investment income/(expense) ....................             (21,008)
                                                                ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..             (63,181)
    Reinvested realized gain distributions .............             264,551
                                                                ------------
  Net realized gain/(loss) on investments ..............             201,370
  Net change in unrealized appreciation/(depreciation) .             522,908
                                                                ------------
Net realized and unrealized gain/(loss) from investments             724,278
                                                                ------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................        $    703,270
                                                                ============

See notes to financial statements.


                                  B-18 & B-19

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                    Investment Divisions
                                              ---------------------------------------------------------------
                                              Fidelity VIP III   Fidelity VIPIII         Janus          Janus
                                                        Growth           Mid Cap         Aspen          Aspen
                                                 Opportunities           Service    Aggressive        Capital
                                                 Service Class             Class        Growth   Appreciation
                                              ----------------   ---------------   -----------   ------------
Assets:
  Shares owned in underlying fund -- Note 1            356,373         1,375,701     1,685,813      1,780,311
  Net asset value per share (NAV) .........              17.70             20.22         36.30          26.79
                                              ----------------   ---------------   -----------   ------------
    Total Assets (Shares x NAV) ...........   $      6,307,810   $    27,816,676   $61,195,006   $ 47,694,543

Liabilities:
  Risk charges and other liabilities ......             21,268            55,280       126,971        106,924
                                              ----------------   ---------------   -----------   ------------
    Net Assets -- Note 3 ..................   $      6,286,542   $    27,761,396   $61,068,035   $ 47,587,619
                                              ================   ===============   ===========   ============


                                                              Investment Divisions
                                              -----------------------------------------------------
                                                                  Janus
                                                    Janus         Aspen           MFS           MFS
                                                    Aspen     Worldwide      Emerging        Growth
                                                   Growth        Growth        Growth   With Income
                                              -----------   -----------   -----------   -----------
Assets:
  Shares owned in underlying fund -- Note 1     1,454,625     1,417,337       515,512     2,541,916
  Net asset value per share (NAV) .........         26.48         36.98         28.84         21.01
                                              -----------   -----------   -----------   -----------
    Total Assets (Shares x NAV) ...........   $38,518,482   $52,413,113   $14,867,361   $53,405,665

Liabilities:
  Risk charges and other liabilities ......        84,775       114,589        30,497       116,904
                                              -----------   -----------   -----------   -----------
    Net Assets -- Note 3 ..................   $38,433,707   $52,298,524   $14,836,864   $53,288,761
                                              ===========   ===========   ===========   ===========

                                                         Investment Divisions
                                              ----------------------------------------
                                                  MFS New           MFS            MFS
                                                Discovery      Research   Total Return
                                              -----------   -----------   ------------
Assets:
  Shares owned in underlying fund -- Note 1       502,168       189,993        344,081
  Net asset value per share (NAV) .........         16.61         20.80          19.59
                                              -----------   -----------   ------------
    Total Assets (Shares x NAV) ...........   $ 8,341,002   $ 3,951,853   $  6,740,553

Liabilities:
  Risk charges and other liabilities ......        19,564        11,661         17,269
                                              -----------   -----------   ------------
    Net Assets -- Note 3 ..................   $ 8,321,438   $ 3,940,192   $  6,723,284
                                              ===========   ===========   ============

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

                                                                                   Investment Divisions
                                                           ----------------------------------------------------------------
                                                           Fidelity VIP III   Fidelity VIPIII          Janus          Janus
                                                                     Growth           Mid Cap          Aspen          Aspen
                                                              Opportunities           Service     Aggressive        Capital
                                                              Service Class             Class         Growth   Appreciation
                                                           ----------------   ---------------   ------------   ------------
Investment Income
  Income:
    Reinvested dividends ...............................   $         50,797   $            --   $  3,798,789   $    609,603
  Expenses -- Note 4:
    Mortality and expense risk charges .................             71,955           155,340        825,225        626,067
                                                           ----------------   ---------------   ------------   ------------
    Net investment income/(expense) ....................            (21,158)         (155,340)     2,973,564        (16,464)
                                                           ----------------   ---------------   ------------   ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..           (120,064)          467,137      3,953,544      2,500,733
    Reinvested realized gain distributions .............            267,154             9,548      3,931,196         19,818
                                                           ----------------   ---------------   ------------   ------------
  Net realized gain/(loss) on investments ..............            147,090           476,685      7,884,740      2,520,551
Net change in unrealized appreciation/(depreciation) ...         (1,262,385)        1,913,220    (43,364,298)   (13,744,463)
                                                           ----------------   ---------------   ------------   ------------
Net realized and unrealized gain/(loss) from investments         (1,115,295)        2,389,905    (35,479,558)   (11,223,912)
                                                           ----------------   ---------------   ------------   ------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $     (1,136,453)  $     2,234,565   $(32,505,994)  $(11,240,376)
                                                           ================   ===============   ============   ============

                                                                                 Investment Divisions
                                                           ------------------------------------------------------------
                                                                                 Janus
                                                                  Janus           Aspen             MFS             MFS
                                                                  Aspen       Worldwide        Emerging          Growth
                                                                 Growth          Growth          Growth     With Income
                                                           ------------     -----------    ------------    ------------
Investment Income
  Income:
    Reinvested dividends ...............................   $    795,695    $    925,602    $         --    $    242,021
  Expenses -- Note 4:
    Mortality and expense risk charges .................        405,050         539,947         150,089         733,475
                                                           ------------    ------------    ------------    ------------
    Net investment income/(expense) ....................        390,645         385,655        (150,089)       (491,454)
                                                           ------------    ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..        484,713         819,113         146,967         755,350
    Reinvested realized gain distributions .............      1,883,620       2,970,780         555,434         439,466
                                                           ------------    ------------    ------------    ------------
  Net realized gain/(loss) on investments ..............      2,368,333       3,789,893         702,401       1,194,816
Net change in unrealized appreciation/(depreciation) ...     (9,802,739)    (15,550,101)     (3,972,564)     (1,561,902)
                                                           ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments     (7,434,406)    (11,760,208)     (3,270,163)       (367,086)
                                                           ------------    ------------    ------------    ------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $ (7,043,761)   $(11,374,553)   $ (3,420,252)   $   (858,540)
                                                           ============    ============    ============    ============

                                                                         Investment Divisions
                                                           --------------------------------------------
                                                                MFS New             MFS             MFS
                                                              Discovery        Research    Total Return
                                                           ------------    ------------    ------------
Investment Income
  Income:
    Reinvested dividends ...............................   $         --    $        614    $     67,939
  Expenses -- Note 4:
    Mortality and expense risk charges .................         67,686          29,275          52,547
                                                           ------------    ------------    ------------
    Net investment income/(expense) ....................        (67,686)        (28,661)         15,392
                                                           ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..        134,242          33,721           5,458
    Reinvested realized gain distributions .............         72,592         105,370          65,420
                                                           ------------    ------------    ------------
  Net realized gain/(loss) on investments ..............        206,834         139,091          70,878
Net change in unrealized appreciation/(depreciation) ...       (783,624)       (488,302)        564,363
                                                           ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments       (576,790)       (349,211)        635,241
                                                           ------------    ------------    ------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations ............................   $   (644,476)   $   (377,872)   $    650,633
                                                           ============    ============    ============

See notes to financial statements.


                                  B-20 & B-21

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 1999 and December 31, 2000

                                                                                            Investment Divisions
                                                                        -----------------------------------------------------------
                                                                                                                           Guardian
                                                                                              Guardian       Guardian       VC High
                                                                             Guardian           VC 500       VC Asset         Yield
                                                                                Stock            Index     Allocation          Bond
                                                                        -------------    -------------    -----------    ----------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................   $  (2,295,645)   $       1,019    $     4,638    $    4,538
  Net realized gain/(loss) from sale of investments .................         841,051           17,207             22           138
  Reinvested realized gain distributions ............................      45,119,722              251             --            --
  Net change in unrealized appreciation/(depreciation)
     of investments .................................................      31,899,188          126,762         20,330          (742)
                                                                        -------------    -------------    -----------    ----------
  Net increase/(decrease) resulting from operations .................      75,564,316          145,239         24,990         3,934
                                                                        -------------    -------------    -----------    ----------

1999 Contract Transactions
  Net contract purchase payments ....................................      95,540,647        1,120,980        505,203        81,394
  Transfers between investment divisions ............................     (14,202,209)         580,220        220,902       144,242
   Transfers on account of death ....................................        (570,086)              --             --            --
  Administrative charges--Note 4 ....................................        (160,522)             (18)            (7)           (8)
  Annuity benefits ..................................................     (15,986,001)          (9,766)          (799)           --
  Transfers--other ..................................................          21,244              224             35           (15)
                                                                        -------------    -------------    -----------    ----------
  Net increase/(decrease) from contract transactions ................      64,643,073        1,691,640        725,334       225,613
                                                                        -------------    -------------    -----------    ----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................              --               --             --            --
                                                                        -------------    -------------    -----------    ----------
Total Increase/(Decrease) in Net Assets .............................     140,207,389        1,836,879        750,324       229,547
  Net Assets at December 31, 1998 ...................................     203,264,596               --             --            --
                                                                        -------------    -------------    -----------    ----------
  Net Assets at December 31, 1999 ...................................   $ 343,471,985    $   1,836,879    $   750,324    $  229,547
                                                                        =============    =============    ===========    ==========

                                                                                            Investment Divisions
                                                                        -----------------------------------------------------------
                                                                                                           Gabelli          Baillie
                                                                           Guardian        Guardian        Capital          Gifford
                                                                               Bond            Cash          Asset    International
                                                                        -----------    ------------    -----------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................   $ 1,338,928    $  1,478,873    $  (377,320)   $    (216,818)
  Net realized gain/(loss) from sale of investments .................      (183,914)             --        491,334          486,643
  Reinvested realized gain distributions ............................        78,083              --      3,467,785        2,316,968
  Net change in unrealized appreciation/(depreciation)
     of investments .................................................    (1,802,212)             --      1,461,515        6,387,424
                                                                        -----------    ------------    -----------    -------------
  Net increase/(decrease) resulting from operations .................      (569,115)      1,478,873      5,043,314        8,974,217
                                                                        -----------    ------------    -----------    -------------

1999 Contract Transactions
  Net contract purchase payments ....................................    12,141,552      52,605,496     12,292,449       10,131,256
  Transfers between investment divisions ............................    (1,994,157)    (17,783,477)    (2,943,959)      (1,608,239)
   Transfers on account of death ....................................      (269,344)        (20,674)       (98,939)         (86,598)
  Administrative charges--Note 4 ....................................       (17,217)        (65,927)       (23,952)         (12,335)
  Annuity benefits ..................................................    (1,739,044)     (4,621,177)    (1,390,100)        (779,869)
  Transfers--other ..................................................         1,960          (3,192)        (7,077)          (6,034)
                                                                        -----------    ------------    -----------    -------------
  Net increase/(decrease) from contract transactions ................     8,123,750      30,111,049      7,828,422        7,638,181
                                                                        -----------    ------------    -----------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................            --         196,472             --               --
                                                                        -----------    ------------    -----------    -------------
Total Increase/(Decrease) in Net Assets .............................     7,554,635      31,786,394     12,871,736       16,612,398
  Net Assets at December 31, 1998 ...................................    23,371,141      32,159,811     23,632,749       17,474,995
                                                                        -----------    ------------    -----------    -------------
  Net Assets at December 31, 1999 ...................................   $30,925,776    $ 63,946,205    $36,504,485    $  34,087,393
                                                                        ===========    ============    ===========    =============

                                                                            Investment Divisions
                                                                      --------------------------------
                                                                      Baillie Gifford         Guardian
                                                                             Emerging        Small Cap
                                                                              Markets            Stock
                                                                        -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................   $     (43,765)   $    (282,660)
  Net realized gain/(loss) from sale of investments .................        (106,841)        (835,792)
  Reinvested realized gain distributions ............................              --               --
  Net change in unrealized appreciation/(depreciation)
     of investments .................................................       1,845,178        8,085,140
                                                                        -------------    -------------
  Net increase/(decrease) resulting from operations .................       1,694,572        6,966,688
                                                                        -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ....................................       1,450,352        4,690,061
  Transfers between investment divisions ............................         845,676       (6,234,803)
   Transfers on account of death ....................................              --          (54,510)
  Administrative charges--Note 4 ....................................          (5,989)          (1,967)
  Annuity benefits ..................................................        (579,372)      (1,031,574)
  Transfers--other ..................................................            (694)           8,748
                                                                        -------------    -------------
  Net increase/(decrease) from contract transactions ................       1,709,973       (2,624,045)
                                                                        -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................              --               --
                                                                        -------------    -------------
Total Increase/(Decrease) in Net Assets .............................       3,404,545        4,342,643
  Net Assets at December 31, 1998 ...................................       1,766,755       24,389,074
                                                                        -------------    -------------
  Net Assets at December 31, 1999 ...................................   $   5,171,300    $  28,731,717
                                                                        =============    =============

                                                                                            Investment Divisions
                                                                        -----------------------------------------------------------
                                                                                                                           Guardian
                                                                                              Guardian       Guardian       VC High
                                                                             Guardian           VC 500       VC Asset         Yield
                                                                                Stock            Index     Allocation          Bond
                                                                        -------------    -------------    -----------    ----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................   $  (4,983,379)   $     (12,836)   $   193,780   $    85,421
  Net realized gain/(loss) from sale of investments .................       1,036,707           88,359         34,374       (10,259)
  Reinvested realized gain distributions ............................      65,482,024            7,010        493,599            --
  Net change in unrealized appreciation/(depreciation) of investments    (147,868,016)        (613,219)      (874,454)     (143,972)
                                                                        -------------    -------------    -----------   -----------
  Net increase/(decrease) resulting from operations .................     (86,332,664)        (530,686)      (152,701)      (68,810)
                                                                        -------------    -------------    -----------   -----------

2000 Contract Transactions
  Net contract purchase payments ....................................     114,412,598        3,662,702      7,373,717       971,779
  Transfers between investment divisions ............................       8,704,629        1,224,748        953,382       267,615
  Transfer on account of death ......................................      (1,452,926)         (13,021)       (27,705)           --
  Administrative charges--Note 4 ....................................        (273,099)          (1,410)        (1,002)         (139)
  Annuity benefits ..................................................     (21,989,786)        (259,934)      (160,373)     (128,202)
  Transfers--other ..................................................          47,206           (3,077)         3,373           743
                                                                        -------------    -------------    -----------   -----------
  Net increase/(decrease) from contract transactions ................      99,448,622        4,610,008      8,141,392     1,111,796
                                                                        -------------    -------------    -----------   -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................          66,394               --             --            --
                                                                        -------------    -------------    -----------   -----------
Total Increase/(Decrease) in Net Assets .............................      13,182,352        4,079,322      7,988,691     1,042,986
  Net Assets at December 31, 1999 ...................................     343,471,985        1,836,879        750,324       229,547
                                                                        -------------    -------------    -----------   -----------
  Net Assets at December 31, 2000 ...................................   $ 356,654,337    $   5,916,201    $ 8,739,015   $ 1,272,533
                                                                        =============    =============    ===========   ===========

                                                                                            Investment Divisions
                                                                        -----------------------------------------------------------
                                                                                                           Gabelli          Baillie
                                                                           Guardian        Guardian        Capital          Gifford
                                                                               Bond            Cash          Asset    International
                                                                        -----------    ------------    -----------    -------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................   $ 1,951,805    $  2,786,084    $  (436,606)   $    (470,792)
  Net realized gain/(loss) from sale of investments .................      (300,746)             --         89,603        1,191,348
  Reinvested realized gain distributions ............................            --              --      7,682,287        8,502,140
  Net change in unrealized appreciation/(depreciation) of investments     1,243,057              --     (5,790,428)     (17,688,901)
                                                                        -----------    ------------    -----------    -------------
  Net increase/(decrease) resulting from operations .................     2,894,116       2,786,084      1,544,856       (8,466,205)
                                                                        -----------    ------------    -----------    -------------

2000 Contract Transactions
  Net contract purchase payments ....................................     8,735,169      61,736,197      5,151,434        9,511,735
  Transfers between investment divisions ............................       248,363     (42,593,393)    (2,079,987)       1,039,466
  Transfer on account of death ......................................      (424,547)       (836,190)      (127,938)         (95,951)
  Administrative charges--Note 4 ....................................       (13,552)        (15,971)       (29,138)         (19,784)
  Annuity benefits ..................................................    (1,991,875)     (7,621,049)    (2,155,440)      (1,958,520)
  Transfers--other ..................................................          (370)         (9,692)          (360)          12,645
                                                                        -----------    ------------    -----------    -------------
  Net increase/(decrease) from contract transactions ................     6,553,188      10,659,902        758,571        8,489,591
                                                                        -----------    ------------    -----------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................            --          16,648             --           15,719
                                                                        -----------    ------------    -----------    -------------
Total Increase/(Decrease) in Net Assets .............................     9,447,304      13,462,634      2,303,427           39,105
  Net Assets at December 31, 1999 ...................................    30,925,776      63,946,205     36,504,485       34,087,393
                                                                        -----------    ------------    -----------    -------------
  Net Assets at December 31, 2000 ...................................   $40,373,080    $ 77,408,839    $38,807,912    $  34,126,498
                                                                        ===========    ============    ===========    =============

                                                                            Investment Divisions
                                                                      --------------------------------
                                                                      Baillie Gifford         Guardian
                                                                             Emerging        Small Cap
                                                                              Markets            Stock
                                                                        -------------    -------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................   $     (87,479)   $    (503,266)
  Net realized gain/(loss) from sale of investments .................         239,141          697,097
  Reinvested realized gain distributions ............................         110,016        1,382,041
  Net change in unrealized appreciation/(depreciation) of investments      (2,751,313)      (4,567,591)
                                                                        -------------    -------------
  Net increase/(decrease) resulting from operations .................      (2,489,635)      (2,991,719)
                                                                        -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ....................................       2,791,029       10,858,153
  Transfers between investment divisions ............................         762,675        3,371,842
  Transfer on account of death ......................................          (7,891)         (75,321)
  Administrative charges--Note 4 ....................................          (4,982)         (27,734)
  Annuity benefits ..................................................        (337,823)      (1,978,942)
  Transfers--other ..................................................           2,171           13,697
                                                                        -------------    -------------
  Net increase/(decrease) from contract transactions ................       3,205,179       12,161,695
                                                                        -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................              --               --
                                                                        -------------    -------------
Total Increase/(Decrease) in Net Assets .............................         715,544        9,169,976
  Net Assets at December 31, 1999 ...................................       5,171,300       28,731,717
                                                                        -------------    -------------
  Net Assets at December 31, 2000 ...................................   $   5,886,844    $  37,901,693
                                                                        =============    =============

See notes to financial statements.


                                  B-22 & B-23

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 1999 and December 31, 2000

                                                                                 Investment Divisions
                                                          ----------------------------------------------------------------
                                                                              Value Line
                                                                               Strategic         AIM V.I.         AIM V.I.
                                                             Value Line            Asset          Capital           Global
                                                              Centurion       Management     Appreciation        Utilities
                                                          -------------    -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (292,904)   $    (275,471)   $      (6,122)   $      14,175
  Net realized gain/(loss) from sale of investments ...       1,471,652        2,481,501            1,476           12,764
  Reinvested realized gain distributions ..............       2,263,653        6,016,572           52,287               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       4,234,956       15,381,652          546,794          162,262
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...       7,677,357       23,604,254          594,435          189,201
                                                          -------------    -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ......................      17,693,049       55,000,371        1,122,460          487,423
  Transfers between investment divisions ..............       3,591,255        5,595,443        1,290,930          499,631
   Transfers on account of death ......................        (209,759)        (810,806)              --               --
  Administrative charges--Note 4 ......................         (15,574)         (18,187)             (18)             (10)
  Annuity benefits ....................................      (1,269,530)      (5,492,768)         (16,884)          (1,854)
  Transfers--other ....................................         (15,092)         (14,084)           4,560           (2,959)
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..      19,774,349       54,259,969        2,401,048          982,231
                                                          -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................              --               --               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............      27,451,706       77,864,223        2,995,483        1,171,432
  Net Assets at December 31, 1998 .....................      14,208,485       69,171,169               --               --
                                                          -------------    -------------    -------------    -------------
  Net Assets at December 31, 1999 .....................   $  41,660,191    $ 147,035,392    $   2,995,483    $   1,171,432
                                                          =============    =============    =============    =============

                                                                                 Investment Divisions
                                                          ----------------------------------------------------------------
                                                               AIM V.I.                                              Davis
                                                             Government         AIM V.I.            Davis             Real
                                                             Securities            Value        Financial           Estate
                                                          -------------    -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $          --    $      (8,687)   $      (2,534)   $       2,134
  Net realized gain/(loss) from sale of investments ...              --            5,991          (17,962)            (441)
  Reinvested realized gain distributions ..............              --          225,966               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................              --        1,745,591          (40,536)            (557)
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...              --        1,968,861          (61,032)           1,136
                                                          -------------    -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ......................              --        8,692,178        1,886,366          102,831
  Transfers between investment divisions ..............              --        7,199,533        1,215,212           59,194
   Transfers on account of death ......................              --          (32,843)              --               --
  Administrative charges--Note 4 ......................              --             (127)             (16)             (13)
  Annuity benefits ....................................              --         (110,958)         (42,763)              --
  Transfers--other ....................................              --           (3,314)          (1,099)             (11)
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..              --       15,744,469        3,057,700          162,001
                                                          -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................              --               --               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............              --       17,713,330        2,996,668          163,137
  Net Assets at December 31, 1998 .....................              --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Net Assets at December 31, 1999 .....................   $          --    $  17,713,330    $   2,996,668    $     163,137
                                                          =============    =============    =============    =============

                                                                       Investment Divisions
                                                          -----------------------------------------------
                                                                                Fidelity         Fidelity
                                                                                  VIP II      VIP Equity-
                                                                              Contrafund           Income
                                                                  Davis          Service          Service
                                                                  Value            Class            Class
                                                          -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     (23,018)   $     (46,651)   $     (10,176)
  Net realized gain/(loss) from sale of investments ...           4,861            6,592          (34,954)
  Reinvested realized gain distributions ..............              --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         853,213        1,822,959           55,527
                                                          -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...         835,056        1,782,900           10,397
                                                          -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ......................       5,757,134        8,419,841        2,801,491
  Transfers between investment divisions ..............       5,157,142        5,449,606          944,367
   Transfers on account of death ......................              --               --               --
  Administrative charges--Note 4 ......................             (85)            (103)              --
  Annuity benefits ....................................         (94,784)         (84,145)         (25,032)
  Transfers--other ....................................         (12,016)          (6,947)          (8,683)
                                                          -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..      10,807,391       13,778,252        3,712,143
                                                          -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................              --               --               --
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............      11,642,447       15,561,152        3,722,540
  Net Assets at December 31, 1998 .....................              --               --               --
                                                          -------------    -------------    -------------
  Net Assets at December 31, 1999 .....................   $  11,642,447    $  15,561,152    $   3,722,540
                                                          =============    =============    =============

                                                                                 Investment Divisions
                                                          ----------------------------------------------------------------
                                                                              Value Line
                                                                               Strategic         AIM V.I.         AIM V.I.
                                                             Value Line            Asset          Capital           Global
                                                              Centurion       Management     Appreciation        Utilities
                                                          -------------    -------------    -------------    -------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (614,356)   $   1,305,506    $    (128,973)   $       6,754
  Net realized gain/(loss) from sale of investments ...       1,158,072          955,273          319,246          113,227
  Reinvested realized gain distributions ..............       7,162,827       36,653,018          421,663          187,603
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................     (14,918,389)     (39,799,222)      (3,729,844)        (619,785)
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...      (7,211,846)        (885,425)      (3,117,908)        (312,201)
                                                          -------------    -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ......................      15,869,585       59,553,633       10,817,827        2,929,484
  Transfers between investment divisions ..............      (1,014,842)      12,636,255        5,208,778        1,138,394
  Transfer on account of death ........................        (163,955)        (709,049)         (17,006)          (4,277)
  Administrative charges--Note 4 ......................         (31,954)         (82,399)          (2,403)            (550)
  Annuity benefits ....................................      (2,919,526)     (10,221,142)        (360,292)         (88,335)
  Transfers-- other ...................................         (23,816)           2,165            5,412            2,403
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..      11,715,492       61,179,463       15,652,316        3,977,119
                                                          -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
in Payment Period .....................................              --           43,313               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............       4,503,646       60,337,351       12,534,408        3,664,918
  Net Assets at December 31, 1999 .....................      41,660,191      147,035,392        2,995,483        1,171,432
                                                          -------------    -------------    -------------    -------------
  Net Assets at December 31, 2000 .....................   $  46,163,837    $ 207,372,743    $  15,529,891    $   4,836,350
                                                          =============    =============    =============    =============

                                                                                 Investment Divisions
                                                          ----------------------------------------------------------------
                                                               AIM V.I.                                              Davis
                                                             Government         AIM V.I.            Davis             Real
                                                             Securities            Value        Financial           Estate
                                                          -------------    -------------    -------------    -------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $       9,533    $    (389,391)   $     (66,872)   $      12,070
  Net realized gain/(loss) from sale of investments ...            (189)          (7,748)         110,429           37,749
  Reinvested realized gain distributions ..............              --        1,970,141          119,162               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          (3,624)      (9,129,650)       1,247,527           64,803
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...           5,720       (7,556,648)       1,410,246          114,622
                                                          -------------    -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ......................         301,555       27,531,999        2,754,545          365,355
  Transfers between investment divisions ..............           5,285        9,295,875        1,274,247          648,309
  Transfer on account of death ........................              --          (92,142)         (86,128)              --
  Administrative charges--Note 4 ......................              --           (8,094)          (1,429)            (234)
  Annuity benefits ....................................              --       (1,816,095)        (176,616)          (9,713)
  Transfers-- other ...................................             (34)          (9,712)           8,343             (506)
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..         306,806       34,901,831        3,772,962        1,003,211
                                                          -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
in Payment Period .....................................              --               --               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         312,526       27,345,183        5,183,208        1,117,833
  Net Assets at December 31, 1999 .....................              --       17,713,330        2,996,668          163,137
                                                          -------------    -------------    -------------    -------------
  Net Assets at December 31, 2000 .....................   $     312,526    $  45,058,513    $   8,179,876    $   1,280,970
                                                          =============    =============    =============    =============

                                                                       Investment Divisions
                                                          -----------------------------------------------
                                                                                Fidelity         Fidelity
                                                                                  VIP II      VIP Equity-
                                                                              Contrafund           Income
                                                                  Davis          Service          Service
                                                                  Value            Class            Class
                                                          -------------    -------------    -------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (176,383)   $    (318,199)   $     (21,008)
  Net realized gain/(loss) from sale of investments ...       1,471,390          (52,240)         (63,181)
  Reinvested realized gain distributions ..............         265,495        2,443,784          264,551
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        (321,021)      (4,683,447)         522,908
                                                          -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...       1,239,481       (2,610,102)         703,270
                                                          -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ......................      10,352,796       17,023,371        4,001,975
  Transfers between investment divisions ..............       7,951,064        6,469,685        1,327,604
  Transfer on account of death ........................         (17,849)        (114,218)         (31,589)
  Administrative charges--Note 4 ......................          (4,056)          (8,952)          (1,697)
  Annuity benefits ....................................        (942,826)      (1,390,415)        (337,204)
  Transfers-- other ...................................          (2,193)            (517)          (5,789)
                                                          -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..      17,336,936       21,978,954        4,953,300
                                                          -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
in Payment Period .....................................              --               --               --
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............      18,576,417       19,368,852        5,656,570
  Net Assets at December 31, 1999 .....................      11,642,447       15,561,152        3,722,540
                                                          -------------    -------------    -------------
  Net Assets at December 31, 2000 .....................   $  30,218,864    $  34,930,004    $   9,379,110
                                                          =============    =============    =============

See notes to financial statements.


                                   B-24 B-25

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 1999 and December 31, 2000

                                                                                   Investment Divisions
                                                          --------------------------------------------------------------------
                                                          Fidelity VIP III    Fidelity VIP III           Janus           Janus
                                                                    Growth             Mid Cap           Aspen           Aspen
                                                             Opportunities             Service      Aggressive         Capital
                                                             Service Class               Class          Growth    Appreciation
                                                          ----------------    ----------------    ------------    ------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $         (9,313)   $        (19,940)   $    (61,746)   $    (30,707)
  Net realized gain/(loss) from sale of investments ...             (2,085)             18,674         247,586         325,533
  Reinvested realized gain distributions ..............                 --              13,485              --              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................            109,610             334,353       6,711,186       7,163,946
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...             98,212             346,572       6,897,026       7,458,772
                                                          ----------------    ----------------    ------------    ------------

1999 Contract Transactions
  Net contract purchase payments ......................          2,364,543           1,392,276      10,128,118      15,225,865
  Transfers between investment divisions ..............            958,227             191,765      10,256,144       9,920,644
  Transfers on account of death .......................                 --                  --         (42,698)             --
  Administrative charges--Note 4 ......................                (19)                (16)           (389)           (185)
  Annuity benefits ....................................             (7,801)             (9,647)       (120,019)       (218,196)
  Transfers--other ....................................             (2,175)                427          (2,510)         20,600
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..          3,312,775           1,574,805      20,218,646      24,948,728
                                                          ----------------    ----------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                 --                  --              --              --
                                                          ----------------    ----------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............          3,410,987           1,921,377      27,115,672      32,407,500
  Net Assets at December 31, 1998 .....................                 --                  --              --              --
                                                          ----------------    ----------------    ------------    ------------
  Net Assets at December 31, 1999 .....................   $      3,410,987    $      1,921,377    $ 27,115,672    $ 32,407,500
                                                          ----------------    ----------------    ------------    ------------

                                                                                   Investment Divisions
                                                          --------------------------------------------------------------------
                                                                                         Janus
                                                                     Janus               Aspen             MFS             MFS
                                                                     Aspen           Worldwide        Emerging          Growth
                                                                    Growth              Growth          Growth     With Income
                                                          ----------------    ----------------    ------------    ------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $        (26,494)   $        (34,642)   $    (10,408)   $   (498,479)
  Net realized gain/(loss) from sale of investments ...             16,517               5,770           9,588       1,032,805
  Reinvested realized gain distributions ..............                 --                  --              --         175,277
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          2,150,539           3,045,599       1,195,900       1,818,868
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...          2,140,562           3,016,727       1,195,080       2,528,471
                                                          ----------------    ----------------    ------------    ------------

1999 Contract Transactions
  Net contract purchase payments ......................          7,331,131           6,033,969       1,819,270      23,585,039
  Transfers between investment divisions ..............          5,549,425           5,201,449       1,302,273      (3,234,194)
  Transfers on account of death .......................                 --             (38,758)             --         (80,569)
  Administrative charges--Note 4 ......................                (83)               (105)            (30)        (25,437)
  Annuity benefits ....................................            (92,811)            (72,958)         (7,353)     (3,120,917)
  Transfers--other ....................................             28,204               3,925           3,637          (3,542)
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..         12,815,866          11,127,522       3,117,797      17,120,380
                                                          ----------------    ----------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                 --                  --              --              --
                                                          ----------------    ----------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............         14,956,428          14,144,249       4,312,877      19,648,851
  Net Assets at December 31, 1998 .....................                 --                  --              --      36,034,910
                                                          ----------------    ----------------    ------------    ------------
  Net Assets at December 31, 1999 .....................   $     14,956,428    $     14,144,249    $  4,312,877    $ 55,683,761
                                                          ----------------    ----------------    ------------    ------------

                                                                           Investment Divisions
                                                          ----------------------------------------------------
                                                                   MFS New                 MFS             MFS
                                                                 Discovery            Research    Total Return
                                                          ----------------    ----------------    ------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $         (1,878)   $         (2,385)   $     (4,722)
  Net realized gain/(loss) from sale of investments ...             46,857                (459)           (727)
  Reinvested realized gain distributions ..............             18,626                  --              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................            147,859              81,777          11,894
                                                          ----------------    ----------------    ------------
  Net increase/(decrease) resulting from operations ...            211,464              78,933           6,445
                                                          ----------------    ----------------    ------------

1999 Contract Transactions
  Net contract purchase payments ......................            368,543             400,050       1,103,512
  Transfers between investment divisions ..............            498,470             164,433         763,589
  Transfers on account of death .......................                 --                  --              --
  Administrative charges--Note 4 ......................                (11)                 --              (7)
  Annuity benefits ....................................             (6,406)                 --         (13,766)
  Transfers--other ....................................             (2,932)               (197)           (206)
                                                          ----------------    ----------------    ------------
  Net increase/(decrease) from contract transactions ..            857,664             564,286       1,853,122
                                                          ----------------    ----------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                 --                  --              --
                                                          ----------------    ----------------    ------------
Total Increase/(Decrease) in Net Assets ...............          1,069,128             643,219       1,859,567
  Net Assets at December 31, 1998 .....................                 --                  --              --
                                                          ----------------    ----------------    ------------
  Net Assets at December 31, 1999 .....................   $      1,069,128    $        643,219    $  1,859,567
                                                          ----------------    ----------------    ------------

                                                                                   Investment Divisions
                                                          --------------------------------------------------------------------
                                                          Fidelity VIP III    Fidelity VIP III           Janus           Janus
                                                                    Growth             Mid Cap           Aspen           Aspen
                                                             Opportunities             Service      Aggressive         Capital
                                                             Service Class               Class          Growth    Appreciation
                                                          ----------------    ----------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $        (21,158)   $       (155,340)   $  2,973,564    $    (16,464)
  Net realized gain/(loss) from sale of investments ...           (120,064)            467,137       3,953,544       2,500,733
  Reinvested realized gain distributions ..............            267,154               9,548       3,931,196          19,818
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         (1,262,385)          1,913,220     (43,364,298)    (13,744,463)
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...         (1,136,453)          2,234,565     (32,505,994)    (11,240,376)
                                                          ----------------    ----------------    ------------    ------------

2000 Contract Transactions
  Net contract purchase payments ......................          3,318,384          13,595,180      42,482,470      27,752,333
  Transfers between investment divisions ..............          1,009,445          10,600,296      26,949,068       1,034,194
  Transfer on account of death ........................            (48,532)                 --         (38,733)        (48,994)
  Administrative charges--Note 4 ......................             (2,436)             (2,613)        (22,988)        (13,691)
  Annuity benefits ....................................           (263,863)           (580,526)     (2,936,442)     (2,294,371)
  Transfers--other ....................................               (990)             (6,883)         24,982          (8,976)
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..          4,012,008          23,605,454      66,458,357      26,420,495
                                                          ----------------    ----------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                 --                  --              --              --
                                                          ----------------    ----------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............          2,875,555          25,840,019      33,952,363      15,180,119
  Net Assets at December 31, 1999 .....................          3,410,987           1,921,377      27,115,672      32,407,500
                                                          ----------------    ----------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $      6,286,542    $     27,761,396    $ 61,068,035    $ 47,587,619
                                                          ================    ================    ============    ============

                                                                                   Investment Divisions
                                                          --------------------------------------------------------------------
                                                                                         Janus
                                                                     Janus               Aspen             MFS             MFS
                                                                     Aspen           Worldwide        Emerging          Growth
                                                                    Growth              Growth          Growth     With Income
                                                          ----------------    ----------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $        390,645    $        385,655    $   (150,089)   $   (491,454)
  Net realized gain/(loss) from sale of investments ...            484,713             819,113         146,967         755,350
  Reinvested realized gain distributions ..............          1,883,620           2,970,780         555,434         439,466
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         (9,802,739)        (15,550,101)     (3,972,564)     (1,561,902)
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...         (7,043,761)        (11,374,553)     (3,420,252)       (858,540)
                                                          ----------------    ----------------    ------------    ------------

2000 Contract Transactions
  Net contract purchase payments ......................         23,683,299          37,423,347      10,267,555       6,458,560
  Transfers between investment divisions ..............          8,216,441          13,577,708       4,015,741      (4,512,478)
  Transfer on account of death ........................            (46,073)            (45,924)             --        (426,562)
  Administrative charges--Note 4 ......................             (9,264)             (8,992)         (3,092)        (36,784)
  Annuity benefits ....................................         (1,336,163)         (1,420,643)       (337,188)     (3,041,829)
  Transfers--other ....................................             12,800               3,332           1,223             (48)
                                                          ----------------    ----------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..         30,521,040          49,528,828      13,944,239      (1,559,141)
                                                          ----------------    ----------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                 --                  --              --          22,681
                                                          ----------------    ----------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............         23,477,279          38,154,275      10,523,987      (2,395,000)
  Net Assets at December 31, 1999 .....................         14,956,428          14,144,249       4,312,877      55,683,761
                                                          ----------------    ----------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $     38,433,707    $     52,298,524    $ 14,836,864    $ 53,288,761
                                                          ================    ================    ============    ============

                                                                           Investment Divisions
                                                          ----------------------------------------------------
                                                                   MFS New                 MFS             MFS
                                                                 Discovery            Research    Total Return
                                                          ----------------    ----------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $        (67,686)   $        (28,661)   $     15,392
  Net realized gain/(loss) from sale of investments ...            134,242              33,721           5,458
  Reinvested realized gain distributions ..............             72,592             105,370          65,420
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................           (783,624)           (488,302)        564,363
                                                          ----------------    ----------------    ------------
  Net increase/(decrease) resulting from operations ...           (644,476)           (377,872)        650,633
                                                          ----------------    ----------------    ------------

2000 Contract Transactions
  Net contract purchase payments ......................          5,387,287           2,496,522       2,732,902
  Transfers between investment divisions ..............          2,761,604           1,218,020       1,837,706
  Transfer on account of death ........................            (12,647)                 --         (69,943)
  Administrative charges--Note 4 ......................               (962)               (464)         (1,121)
  Annuity benefits ....................................           (236,612)            (40,077)       (289,024)
  Transfers--other ....................................             (1,884)                844           2,564
                                                          ----------------    ----------------    ------------
  Net increase/(decrease) from contract transactions ..          7,896,786           3,674,845       4,213,084
                                                          ----------------    ----------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                 --                  --              --
                                                          ----------------    ----------------    ------------
Total Increase/(Decrease) in Net Assets ...............          7,252,310           3,296,973       4,863,717
  Net Assets at December 31, 1999 .....................          1,069,128             643,219       1,859,567
                                                          ----------------    ----------------    ------------
  Net Assets at December 31, 2000 .....................   $      8,321,438    $      3,940,192    $  6,723,284
                                                          ================    ================    ============

See notes to statutory basis financial statements.


                                  B-26 & B-27

--------------------------------------------------------------------------------
      THE GUARDIAN SEPARATE ACCOUNT E
      NOTES TO FINANCIAL STATEMENTS (December 31, 2000)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996 and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option
(FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty two investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty two investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCSF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I Government Securities Fund, AIM V.I. Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio Service Class, Fidelity VIP Equity-Income Portfolio Service Class, Fidelity VIP III Growth Opportunities Portfolio Service Class, Fidelity VIP III Mid Cap Portfolio Service Class, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Growth With Income Series, MFS New Discovery Series, MFS Research Series, and MFS Total Return Series (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services Corporation
(GISC), a wholly owned subsidiary of GIAC. Fees earned by GISC on this agreement range from .25% to .75% on the average daily net assets. GCAF has a management agreement with GISC and earns fees of .40% on the average daily net assets. BGIF and BGEMF each has an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Davis Selected Advisers, LP, Fidelity Management & Research Company, Janus Capital Corporation and MFS Investment Management which reimburse for administrative costs and expenses incurred by GIAC. These fees range from .05% to .25% of the average daily net assets.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits without regard to the policy's minimum death benefits guarantee and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-28                                             THE GUARDIAN SEPARATE ACCOUNT E
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

NOTE 3 -- NET ASSETS DECEMBER 31, 2000

      The following table of net assets includes both qualified and non-qualified units within the account.

                                                                            Units   Accumulation            Total
                                                                      Outstanding     Unit Value       Unit Value
                                                                    -------------   ------------     ------------
REGULAR CONTRACT
The Guardian Stock Fund .......................................    18,666,918.613    $ 12.894972     $240,709,393
The Guardian VC 500 Index Fund ................................       428,826.326       9.798627        4,201,909
The Guardian VC Asset Allocation Fund .........................       538,155.226      10.944460        5,889,818
The Guardian VC High Yield Bond Fund ..........................        73,586.806       9.514496          700,141
The Guardian Bond Fund, Inc. ..................................     2,274,460.077      11.694885       26,599,549
The Guardian Cash Fund, Inc. ..................................     4,248,318.427      11.381005       48,350,133
Gabelli Capital Asset Fund ....................................     1,606,571.997      14.967225       24,045,924
Baillie Gifford International Fund ............................     1,694,626.391      12.580224       21,318,779
Baillie Gifford Emerging Markets Fund .........................       509,887.501       7.393236        3,769,718
The Guardian Small Cap Stock Fund .............................     2,070,646.655      12.220741       25,304,836
Value Line Centurion Fund, Inc. ...............................     2,572,156.024      13.335691       34,301,478
Value Line Strategic Asset Management Trust ...................     8,756,939.787      15.948362      139,658,846
AIM V.I. Capital Appreciation Fund ............................       938,750.269      11.542632       10,835,649
AIM V.I. Global Utilities Fund ................................       262,180.089      11.965344        3,137,075
AIM V.I. Government Securities Fund ...........................         8,572.167      10.455827           89,629
AIM V.I. Value Fund ...........................................     3,193,589.714       9.506307       30,359,244
Davis Financial Portfolio .....................................       353,098.586      11.929240        4,212,198
Davis Real Estate Portfolio ...................................        51,794.181      10.795334          559,135
Davis Value Portfolio .........................................     1,807,132.788      11.007478       19,891,974
Fidelity VIP II Contrafund Portfolio Service Class ............     2,129,144.234      10.221122       21,762,243
Fidelity VIP Equity-Income Portfolio Service Class ............       688,226.222      10.021684        6,897,186
Fidelity VIP III Growth Opportunities Portfolio Service Class .       538,256.963       7.954640        4,281,640
Fidelity VIP III Mid Cap Portfolio Service Class ..............     1,169,499.378      17.095304       19,992,947
Janus Aspen Aggressive Growth Portfolio .......................     3,519,640.440      11.534699       40,597,993
Janus Aspen Capital Appreciation Portfolio ....................     2,728,349.995      10.666708       29,102,513
Janus Aspen Growth Portfolio ..................................     2,482,700.021      10.347590       25,689,962
Janus Aspen Worldwide Growth Portfolio ........................     2,778,860.347      12.068271       33,536,040
MFS Emerging Growth Series ....................................       777,287.904      12.357156        9,605,068
MFS Growth With Income Series .................................     2,391,141.870      13.251735       31,686,778
MFS New Discovery Series ......................................       389,768.806      13.873976        5,407,643
MFS Research Series ...........................................       278,734.762      10.640103        2,965,767
MFS Total Return Series .......................................       376,061.143      11.163654        4,198,216


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-29
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                            Units   Accumulation            Total
                                                                      Outstanding     Unit Value       Unit Value
                                                                    -------------   ------------     ------------
LIVING BENEFIT RIDER
The Guardian Stock Fund .......................................        49,533.728     $ 8.654492          428,689
The Guardian VC 500 Index Fund ................................         2,786.854       9.324833           25,987
The Guardian VC Asset Allocation Fund .........................           199.588      10.440774            2,084
The Guardian VC High Yield Bond Fund ..........................                --             --               --
The Guardian Bond Fund, Inc. ..................................        93,030.999      10.772557        1,002,182
The Guardian Cash Fund, Inc. ..................................         9,749.944      10.461540          101,999
Gabelli Capital Asset Fund ....................................           404.143      10.801646            4,365
Baillie Gifford International Fund ............................         5,996.000       8.662890           51,943
Baillie Gifford Emerging Markets Fund .........................           634.680       7.798530            4,950
The Guardian Small Cap Stock Fund .............................           700.600      10.553262            7,394
Value Line Centurion Fund, Inc. ...............................         2,593.629       9.224192           23,924
Value Line Strategic Asset Management Trust ...................        13,392.383      10.503630          140,669
AIM V.I. Capital Appreciation Fund ............................        17,022.768       9.750627          165,982
AIM V.I. Global Utilities Fund ................................           436.121      10.271851            4,480
AIM V.I. Government Securities Fund ...........................         4,331.821      10.445428           45,248
AIM V.I. Value Fund ...........................................        14,434.925       8.892599          128,364
Davis Financial Portfolio .....................................           218.459      13.238016            2,892
Davis Real Estate Portfolio ...................................         1,106.310      13.129929           14,526
Davis Value Portfolio .........................................         1,783.483      11.313972           20,178
Fidelity VIP II Contrafund Portfolio Service Class ............        11,539.680       9.784254          112,907
Fidelity VIP Equity-Income Portfolio Service Class ............           177.801      10.876984            1,934
Fidelity VIP III Growth Opportunities Portfolio Service Class .         1,710.147       8.410773           14,384
Fidelity VIP III Mid Cap Portfolio Service Class ..............         1,120.552      14.733589           16,510
Janus Aspen Aggressive Growth Portfolio .......................        17,148.385       7.630333          130,848
Janus Aspen Capital Appreciation Portfolio ....................         4,183.673       8.885097           37,172
Janus Aspen Growth Portfolio ..................................        29,098.999       9.001622          261,938
Janus Aspen Worldwide Growth Portfolio ........................        13,610.408       9.243601          125,809
MFS Emerging Growth Series ....................................         1,200.135       9.429566           11,317
MFS Growth With Income Series .................................           561.135      10.242232            5,747
MFS New Discovery Series ......................................         1,569.009      10.813223           16,966
MFS Research Series ...........................................         3,102.082      10.055222           31,192
MFS Total Return Series .......................................           611.647      11.569862            7,077

                                                                            Units   Accumulation            Total
                                                                      Outstanding     Unit Value       Unit Value
                                                                    -------------   ------------     ------------
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
The Guardian Stock Fund .......................................     7,845,612.795    $ 12.809684      100,499,810
The Guardian VC 500 Index Fund ................................       135,637.790       9.772915        1,325,577
The Guardian VC Asset Allocation Fund .........................       166,592.929      10.915747        1,818,486
The Guardian VC High Yield Bond Fund ..........................        18,834.967       9.489512          178,735
The Guardian Bond Fund, Inc. ..................................       932,678.487      11.617530       10,835,420
The Guardian Cash Fund, Inc. ..................................     1,907,893.437      11.305747       21,570,160
Gabelli Capital Asset Fund ....................................       961,456.364      14.868245       14,295,169
Baillie Gifford International Fund ............................       896,046.541      12.497016       11,197,908
Baillie Gifford Emerging Markets Fund .........................       258,375.978       7.344337        1,897,600
The Guardian Small Cap Stock Fund .............................       939,162.780      12.139949       11,401,388
Value Line Centurion Fund, Inc. ...............................       784,567.129      13.247481       10,393,538
Value Line Strategic Asset Management Trust ...................     3,721,705.639      15.842891       58,962,579
AIM V.I. Capital Appreciation Fund ............................       227,401.808      11.507860        2,616,908
AIM V.I. Global Utilities Fund ................................       111,171.532      11.929304        1,326,199
AIM V.I. Government Securities Fund ...........................         7,281.583      10.447511           76,074
AIM V.I. Value Fund ...........................................       947,680.593       9.477662        8,981,796
Davis Financial Portfolio .....................................       308,657.735      11.893312        3,670,963


----
B-30                                             THE GUARDIAN SEPARATE ACCOUNT E
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                            Units   Accumulation           Total
                                                                      Outstanding     Unit Value      Unit Value
                                                                    -------------   ------------     -----------
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
Davis Real Estate Portfolio ...................................        64,538.087      10.762807         694,611
Davis Value Portfolio .........................................       766,369.842      10.974332       8,410,397
Fidelity VIP II Contrafund Portfolio Service Class ............     1,065,799.024      10.190345      10,860,860
Fidelity VIP Equity-Income Portfolio Service Class ............       216,051.123       9.991481       2,158,671
Fidelity VIP III Growth Opportunities Portfolio Service Class .       183,502.996       7.930664       1,455,301
Fidelity VIP III Mid Cap Portfolio Service Class ..............       283,169.748      17.043874       4,826,310
Janus Aspen Aggressive Growth Portfolio .......................     1,433,853.654      11.499942      16,489,234
Janus Aspen Capital Appreciation Portfolio ....................     1,347,297.593      10.634583      14,327,948
Janus Aspen Growth Portfolio ..................................       852,664.437      10.316429       8,796,452
Janus Aspen Worldwide Growth Portfolio ........................     1,081,477.290      12.031938      13,012,268
MFS Emerging Growth Series ....................................       264,467.969      12.319951       3,258,232
MFS Growth With Income Series .................................     1,521,919.885      13.164082      20,034,678
MFS New Discovery Series ......................................       155,725.649      13.832226       2,154,033
MFS Research Series ...........................................        68,687.364      10.608051         728,639
MFS Total Return Series .......................................       177,864.626      11.130018       1,979,636

                                                                            Units   Accumulation           Total
                                                                      Outstanding     Unit Value      Unit Value
                                                                    -------------   ------------     -----------
7 YEAR EDBR PLUS LIVING BENEFIT RIDER
The Guardian Stock Fund .......................................         1,346.396      $8.636373         $11,628
The Guardian VC 500 Index Fund ................................                --             --              --
The Guardian VC Asset Allocation Fund .........................                --             --              --
The Guardian VC High Yield Bond Fund ..........................                --             --              --
The Guardian Bond Fund, Inc. ..................................        11,799.577      10.750028         126,846
The Guardian Cash Fund, Inc. ..................................         2,254.465      10.439661          23,536
Gabelli Capital Asset Fund ....................................                --             --              --
Baillie Gifford International Fund ............................         1,883.788       8.644760          16,285
Baillie Gifford Emerging Markets Fund .........................                --             --              --
The Guardian Small Cap Stock Fund .............................                --             --              --
Value Line Centurion Fund, Inc. ...............................           237.292       9.204880           2,184
Value Line Strategic Asset Management Trust ...................         1,112.505      10.481631          11,661
AIM V.I. Capital Appreciation Fund ............................         3,588.164       9.730211          34,914
AIM V.I. Global Utilities Fund ................................                --             --              --
AIM V.I. Government Securities Fund ...........................                --             --              --
AIM V.I. Value Fund ...........................................           145.480       8.873984           1,291
Davis Financial Portfolio .....................................                --             --              --
Davis Real Estate Portfolio ...................................                --             --              --
Davis Value Portfolio .........................................                --             --              --
Fidelity VIP II Contrafund Portfolio Service Class ............                --             --              --
Fidelity VIP Equity-Income Portfolio Service Class ............                --             --              --
Fidelity VIP III Growth Opportunities Portfolio Service Class .                --             --              --
Fidelity VIP III Mid Cap Portfolio Service Class ..............                --             --              --
Janus Aspen Aggressive Growth Portfolio .......................         3,413.519       7.614339          25,991
Janus Aspen Capital Appreciation Portfolio ....................         3,148.041       8.982772          28,278
Janus Aspen Growth Portfolio ..................................                --             --              --
Janus Aspen Worldwide Growth Portfolio ........................                --             --              --
MFS Emerging Growth Series ....................................            70.177       9.409831             660
MFS Growth With Income Series .................................                --             --              --
MFS New Discovery Series ......................................           485.822      10.790594           5,242
MFS Research Series ...........................................           941.067      10.034185           9,443
MFS Total Return Series .......................................         1,385.089      11.545656          15,992


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-31
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

                                                                            Units   Accumulation           Total
                                                                      Outstanding     Unit Value      Unit Value
                                                                    -------------   ------------     -----------
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund .......................................     1,390,405.459    $  9.659013      13,429,945
The Guardian VC 500 Index Fund ................................        36,057.371       9.766497         352,154
The Guardian VC Asset Allocation Fund .........................        93,911.216      10.908577       1,024,438
The Guardian VC High Yield Bond Fund ..........................        37,661.614       9.483278         357,156
The Guardian Bond Fund, Inc. ..................................        74,369.036      10.866811         808,154
The Guardian Cash Fund, Inc. ..................................       562,835.981      10.559951       5,943,520
Gabelli Capital Asset Fund ....................................        37,285.802      11.018110         410,819
Baillie Gifford International Fund ............................       150,485.315       9.694744       1,458,917
Baillie Gifford Emerging Markets Fund .........................        22,552.615       9.514442         214,576
The Guardian Small Cap Stock Fund .............................        92,904.482      12.778229       1,187,155
Value Line Centurion Fund, Inc. ...............................       142,734.011       9.932794       1,417,748
Value Line Strategic Asset Management Trust ...................       663,095.846      11.031259       7,314,782
AIM V.I. Capital Appreciation Fund ............................       153,792.847      11.512107       1,770,480
AIM V.I. Global Utilities Fund ................................        29,446.914      11.897692         350,350
AIM V.I. Government Series Fund ...............................                --             --              --
AIM V.I. Value Fund ...........................................       568,616.770       9.646056       5,484,909
Davis Financial Portfolio .....................................        22,818.773      12.802671         292,141
Davis Real Estate Portfolio ...................................           655.927      11.660874           7,649
Davis Value Portfolio .........................................       163,000.965      11.432697       1,863,541
Fidelity VIP II Contrafund Portfolio Service Class ............       201,154.062      10.416427       2,095,307
Fidelity VIP Equity-Income Portfolio Service Class ............        27,839.204      10.435141         290,506
Fidelity VIP III Growth Opportunities Portfolio Service Class .        55,803.438       8.266457         461,297
Fidelity VIP III Mid Cap Portfolio Service Class ..............       173,340.789      16.318457       2,828,654
Janus Aspen Aggressive Growth Portfolio .......................       344,803.573      10.447630       3,602,380
Janus Aspen Capital Appreciation Portfolio ....................       363,411.882      11.046450       4,014,411
Janus Aspen Growth Portfolio ..................................       335,067.918      10.207991       3,420,371
Janus Aspen Worldwide Growth Portfolio ........................       467,135.990      11.635240       5,435,239
MFS Emerging Growth Series ....................................       161,066.030      11.932944       1,921,992
MFS Growth With Income Series .................................       122,676.816      10.256417       1,258,225
MFS New Discovery Series ......................................        50,847.754      14.260142         725,096
MFS Research Series ...........................................        17,439.308      10.837571         188,999
MFS Total Return Series .......................................        45,872.992      11.348694         520,599

                                                                            Units   Accumulation           Total
                                                                      Outstanding     Unit Value      Unit Value
                                                                    -------------   ------------     -----------
CONTRACT ANNIVERSARY EDBR PLUS LIVING BENEFIT RIDER
The Guardian Stock Fund .......................................       101,721.168     $ 8.631832         878,040
The Guardian VC 500 Index Fund ................................                --             --              --
The Guardian VC Asset Allocation Fund .........................           402.267      10.413445           4,189
The Guardian VC High Yield Bond Fund ..........................         3,253.358       9.219023          29,993
The Guardian Bond Fund, Inc. ..................................        81,664.763      10.744384         877,438
The Guardian Cash Fund, Inc. ..................................        10,164.391      10.434178         106,057
Gabelli Capital Asset Fund ....................................             0.187      10.773378               2
Baillie Gifford International Fund ............................           476.948       8.640221           4,121
Baillie Gifford Emerging Markets Fund .........................                --             --              --
The Guardian Small Cap Stock Fund .............................            87.403      10.525651             920
Value Line Centurion Fund, Inc. ...............................         1,555.672       9.200052          14,312
Value Line Strategic Asset Management Trust ...................        57,160.071      10.476147         598,817
AIM V.I. Capital Appreciation Fund ............................        10,895.362       9.725108         105,958
AIM V.I. Global Utilities Fund ................................         1,780.982      10.244977          18,246
AIM V.I. Government Securities Fund ...........................         9,734.036      10.435055         101,575


----
B-32                                             THE GUARDIAN SEPARATE ACCOUNT E
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS


December 31, 2000

                                                                            Units   Accumulation             Total
                                                                      Outstanding     Unit Value        Unit Value
                                                                    -------------   ------------     -------------
CONTRACT ANNIVERSARY EDBR PLUS LIVING BENEFIT RIDER
AIM V.I. Value Fund ...........................................         5,736.095       8.869332            50,876
Davis Financial Portfolio .....................................           127.400      13.203420             1,682
Davis Real Estate Portfolio ...................................           385.538      13.095607             5,049
Davis Value Portfolio .........................................           133.476      11.284381             1,506
Fidelity VIP II Contrafund Portfolio Service Class ............        10,112.767       9.758642            98,687
Fidelity VIP Equity-Income Portfolio Service Class ............           271.059      10.848534             2,940
Fidelity VIP III Growth Opportunities Portfolio Service Class .         6,154.860       8.388746            51,632
Fidelity VIP III Mid Cap Portfolio Service Class ..............         5,044.991      14.695065            74,136
Janus Aspen Aggressive Growth Portfolio .......................        29,116.841       7.610337           221,589
Janus Aspen Capital Appreciation Portfolio ....................           350.187       8.861854             3,104
Janus Aspen Growth Portfolio ..................................        26,364.967       8.978055           236,706
Janus Aspen Worldwide Growth Portfolio ........................        18,625.807       9.219419           171,719
MFS Emerging Growth Series ....................................         4,210.039       9.408930            39,595
MFS Growth With Income Series .................................         4,667.284      10.215426            47,678
MFS New Discovery Series ......................................         1,155.163      10.784939            12,458
MFS Research Series ...........................................         1,610.501      10.028911            16,152
MFS Total Return Series .......................................           152.883      11.539598             1,764
                                                                                                     -------------
                                                                                                     1,327,387,063
Contracts receiving annuity payments ..........................                                          3,508,935
                                                                                                     -------------
    Total Net Assets ..........................................                                      1,330,895,998
                                                                                                     =============

Other Matters
The amount retained by GIAC in the Account is comprised of amounts which GIAC allocated to the Account to facilitate the commencement of operations of the Account and certain of the Funds, as well as amounts accruing to GIAC from the operations of the Account. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES

      GIAC deducts certain charges from the contract. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). Contractual charges paid to GIAC include:

      (1) a fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. For the years ended December 31, 2000 and 1999, administrative fees amounted to $630,986 and $348,357, respectively.

      (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

            a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .20%;

            b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%;

            c)    Living Benefit Rider, with an annual rate of .25%.

      For the years ended December 31, 2000, the total Mortality and Expense risk charge was $16,655,070.

      (3) Contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years. Contingent deferred sales charges were $1,633,186 for the year ended December 31, 2000.

      (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-33
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS


December 31, 2000

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT YEAR AND THE THREE PRIOR YEAR ENDS FOR BOTH QUALIFIED AND NON-QUALIFIED ACCOUNTS

                                                                                              December 31,
                                                                      --------------------------------------------------------------
                                                                            2000              1999             1998             1997
                                                                      ----------        ----------       ----------       ----------
REGULAR CONTRACT
The Guardian Stock Fund                                               $12.894972        $16.001218       $12.353746       $10.436872
The Guardian VC 500 Index Fund                                          9.798627         10.864326               --               --
The Guardian VC Asset Allocation Fund                                  10.944460         10.760427               --               --
The Guardian VC High Yield Bond Fund                                    9.514496         10.258435               --               --
The Guardian Bond Fund, Inc.                                           11.694885         10.764733        10.993295        10.298674
The Guardian Cash Fund, Inc.                                           11.381005         10.870168        10.505943        10.121184
Gabelli Capital Asset Fund                                             14.967225         14.359427        12.136862        11.002284
Baillie Gifford International Fund                                     12.580224         15.924776        11.592275         9.687628
Baillie Gifford Emerging Markets Fund                                   7.393236         10.370887         6.096587         8.430653
The Guardian Small Cap Stock Fund                                      12.220741         12.808346          9.60456        10.320078
Value Line Centurion Fund, Inc.                                        13.335691          15.42903        12.184885          9.68008
Value Line Strategic Asset Management Trust                            15.948362         15.841725        12.904249        10.252672
AIM V.I. Capital Appreciation Fund                                     11.542632          13.12056               --               --
AIM V.I. Global Utilities Fund                                         11.965344          12.40043               --               --
AIM V.I. Government Securities Fund                                    10.455827                --               --               --
AIM V.I. Value Fund                                                     9.506307         11.279171               --               --
Davis Financial Portfolio                                              11.929240          9.223916               --               --
Davis Real Estate Portfolio                                            10.795334           8.86411               --               --
Davis Value Portfolio                                                  11.007478         10.198692               --               --
Fidelity VIP II Contrafund Portfolio Service Class                     10.221122         11.095996               --               --
Fidelity VIP Equity-Income Portfolio Service Class                     10.021684          9.370727               --               --
Fidelity VIP III Growth Opportunties Portfolio Service Class            7.954640          9.726434               --               --
Fidelity VIP III Mid Cap Portfolio Service Class                       17.095304         12.866435               --               --
Janus Aspen Aggressive Growth Portfolio                                11.534699         17.132805               --               --
Janus Aspen Capital Appreciation Portfolio                             10.666708         13.203112               --               --
Janus Aspen Growth Portfolio                                           10.347590         12.263634               --               --
Janus Aspen Worldwide Growth Portfolio                                 12.068271         14.492601               --               --
MFS Emerging Growth Series                                             12.357156         15.565959               --               --
MFS Growth With Income Series                                          13.251735         13.439773        12.755968        10.559985
MFS New Discovery Series                                               13.873976         14.334859               --               --
MFS Research Series                                                    10.640103         11.324492               --               --
MFS Total Return Series                                                11.163654          9.744634               --               --



                                                                                              December 31,
                                                                      --------------------------------------------------------------
                                                                            2000              1999             1998             1997
                                                                      ----------        ----------       ----------       ----------
LIVING BENEFIT RIDER
The Guardian Stock Fund                                               $ 8.654492        $10.766280       $       --       $       --
The Guardian VC 500 Index Fund                                          9.324833         10.365008               --               --
The Guardian VC Asset Allocation Fund                                  10.440774                --               --               --
The Guardian VC High Yield Bond Fund                                          --                --               --               --
The Guardian Bond Fund, Inc.                                           10.772557          9.940686               --               --
The Guardian Cash Fund, Inc.                                           10.461540                --               --               --
Gabelli Capital Asset Fund                                             10.801646                --               --               --
Baillie Gifford International Fund                                      8.662890                --               --               --
Baillie Gifford Emerging Markets Fund                                   7.798530                --               --               --
The Guardian Small Cap Stock Fund                                      10.553262                --               --               --
Value Line Centurion Fund, Inc.                                         9.224192                --               --               --
Value Line Strategic Asset Management Trust                            10.503630                --               --               --
AIM V.I. Capital Appreciation Fund                                      9.750627                --               --               --
AIM V.I. Global Utilities Fund                                         10.271851                --               --               --


----
B-34                                             THE GUARDIAN SEPARATE ACCOUNT E
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

AIM V.I. Government Securities Fund                                     10.445428               --               --               --
AIM V.I. Value Fund                                                      8.892599               --               --               --
Davis Financial Portfolio                                               13.238016               --               --               --
Davis Real Estate Portfolio                                             13.129929               --               --               --
Davis Value Portfolio                                                   11.313972               --               --               --
Fidelity VIP II Contrafund Portfolio Service Class                       9.784254               --               --               --
Fidelity VIP Equity-Income Portfolio Service Class                      10.876984               --               --               --
Fidelity VIP III Growth Opportunties Portfolio Service Class             8.410773               --               --               --
Fidelity VIP III Mid Cap Portfolio Service Class                        14.733589               --               --               --
Janus Aspen Aggressive Growth Portfolio                                  7.630333               --               --               --
Janus Aspen Capital Appreciation Portfolio                               8.885097               --               --               --
Janus Aspen Growth Portfolio                                             9.001622        10.695249               --               --
Janus Aspen Worldwide Growth Portfolio                                   9.243601        11.128415               --               --
MFS Emerging Growth Series                                               9.429566               --               --               --
MFS Growth With Income Series                                           10.242232               --               --               --
MFS New Discovery Series                                                10.813223               --               --               --
MFS Research Series                                                     10.055222               --               --               --
MFS Total Return Series                                                 11.569862               --               --               --

                                                                                              December 31,
                                                                      --------------------------------------------------------------
                                                                            2000              1999             1998             1997
                                                                      ----------        ----------       ----------       ----------
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
The Guardian Stock Fund                                               $12.809684        $15.927359       $12.321351       $10.430349
The Guardian VC 500 Index Fund                                          9.772915         10.857605               --               --
The Guardian VC Asset Allocation Fund                                  10.915747         10.753769               --               --
The Guardian VC High Yield Bond Fund                                    9.489512         10.252080               --               --
The Guardian Bond Fund, Inc.                                           11.617530         10.715014        10.964447        10.292235
The Guardian Cash Fund, Inc.                                           11.305747         10.819969        10.478386        10.114859
Gabelli Capital Asset Fund                                             14.868245         14.293136        12.015018        10.995415
Baillie Gifford International Fund                                     12.497016         15.851261        11.561875         9.681566
Baillie Gifford Emerging Markets Fund                                   7.344337         10.323007         6.080581          8.42538
The Guardian Small Cap Stock Fund                                      12.139949         12.749244         9.579381         10.31363
Value Line Centurion Fund, Inc.                                        13.247481         15.357797        12.152922         9.674029
Value Line Strategic Asset Management Trust                            15.842891         15.768599        12.870405         10.24626
AIM V.I. Capital Appreciation Fund                                     11.507860         13.107332               --               --
AIM V.I. Global Utilities Fund                                         11.929304         12.387934               --               --
AIM V.I. Government Securities Fund                                    10.447511                --               --               --
AIM V.I. Value Fund                                                     9.477662         11.267802               --               --
Davis Financial Portfolio                                              11.893312          9.214613               --               --
Davis Real Estate Portfolio                                            10.762807          8.855166               --               --
Davis Value Portfolio                                                  10.974332         10.188418               --               --
Fidelity VIP II Contrafund Portfolio Service Class                     10.190345         11.084814               --               --
Fidelity VIP Equity-Income Portfolio Service Class                      9.991481          9.361268               --               --
Fidelity VIP III Growth Opportunties Portfolio Service Class            7.930664          9.716614               --               --
Fidelity VIP III Mid Cap Portfolio Service Class                       17.043874         12.853485               --               --
Janus Aspen Aggressive Growth Portfolio                                11.499942         17.115566               --               --
Janus Aspen Capital Appreciation Portfolio                             10.634583          13.18982               --               --
Janus Aspen Growth Portfolio                                           10.316429         12.251272               --               --
Janus Aspen Worldwide Growth Portfolio                                 12.031938         14.478009               --               --
MFS Emerging Growth Series                                             12.319951         15.550303               --               --
MFS Growth With Income Series                                          13.164082         13.377716        12.722512         10.55339
MFS New Discovery Series                                               13.932226         14.320436               --               --
MFS Research Series                                                    10.608051         11.313074               --               --
MFS Total Return Series                                                11.130018          9.734805               --               --


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-35
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                              December 31,
                                                                      -------------------------------------------------------------
                                                                            2000             1999             1998             1997
                                                                      ----------        ---------       ----------       ----------
7 YEAR LIVING BENEFIT RIDER
The Guardian Stock Fund                                               $ 8.636373        $      --        $      --        $      --
The Guardian VC 500 Index Fund                                                --               --               --               --
The Guardian VC Asset Allocation Fund                                         --               --               --               --
The Guardian VC High Yield Bond Fund                                          --               --               --               --
The Guardian Bond Fund, Inc.                                           10.750028               --               --               --
The Guardian Cash Fund, Inc.                                           10.439661               --               --               --
Gabelli Capital Asset Fund                                                    --               --               --               --
Baillie Gifford International Fund                                      8.644760               --               --               --
Baillie Gifford Emerging Markets Fund                                         --               --               --               --
The Guardian Small Cap Stock Fund                                             --               --               --               --
Value Line Centurion Fund, Inc.                                         9.204880               --               --               --
Value Line Strategic Asset Management Trust                            10.481631               --               --               --
AIM V.I. Capital Appreciation Fund                                      9.730211               --               --               --
AIM V.I. Global Utilities Fund                                                --               --               --               --
AIM V.I. Government Securities Fund                                           --               --               --               --
AIM V.I. Value Fund                                                     8.873984               --               --               --
Davis Financial Portfolio                                                     --               --               --               --
Davis Real Estate Portfolio                                                   --               --               --               --
Davis Value Portfolio                                                         --               --               --               --
Fidelity VIP II Contrafund Portfolio Service Class                            --               --               --               --
Fidelity VIP Equity-Income Portfolio Service Class                            --               --               --               --
Fidelity VIP III Growth Opportunties Portfolio Service Class                  --               --               --               --
Fidelity VIP III Mid Cap Portfolio Service Class                              --               --               --               --
Janus Aspen Aggressive Growth Portfolio                                 7.614339               --               --               --
Janus Aspen Capital Appreciation Portfolio                              8.982772               --               --               --
Janus Aspen Growth Portfolio                                                  --               --               --               --
Janus Aspen Worldwide Growth Portfolio                                        --               --               --               --
MFS Emerging Growth Series                                                    --               --               --               --
MFS Growth With Income Series                                           9.409831               --               --               --
MFS New Discovery Series                                               10.790594               --               --               --
MFS Research Series                                                    10.034185               --               --               --
MFS Total Return Series                                                11.545656               --                --               --

                                                                                              December 31,
                                                                      --------------------------------------------------------------
                                                                            2000              1999             1998             1997
                                                                      ----------        ----------       ----------       ----------
CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER
The Guardian Stock Fund                                               $ 9.659013        $12.015915       $       --       $       --
The Guardian VC 500 Index Fund                                          9.766497         10.855928               --               --
The Guardian VC Asset Allocation Fund                                  10.908577         10.752107               --               --
The Guardian VC High Yield Bond Fund                                    9.483278         10.250486               --               --
The Guardian Bond Fund, Inc.                                           10.866811         10.027644               --               --
The Guardian Cash Fund, Inc.                                           10.559951         10.111322               --               --
Gabelli Capital Asset Fund                                             11.018110         10.597246               --               --
Baillie Gifford International Fund                                      9.694744         12.303048               --               --
Baillie Gifford Emerging Markets Fund                                   9.514442         13.379986               --               --
The Guardian Small Cap Stock Fund                                      12.778229         13.426299               --               --
Value Line Centurion Fund, Inc.                                         9.932794         11.512107               --               --
Value Line Strategic Asset Management Trust                            11.031259         10.985052               --               --
AIM V.I. Capital Appreciation Fund                                     11.512107         13.118772               --               --
AIM V.I. Global Utilities Fund                                         11.897692         12.361317               --               --
AIM V.I. Government Series Fund                                                --
AIM V.I. Value Fund                                                     9.646056         11.473759               --               --


----
B-36                                             THE GUARDIAN SEPARATE ACCOUNT E
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                              December 31,
                                                                      --------------------------------------------------------------
                                                                            2000              1999             1998             1997
                                                                      ----------        ----------       ----------       ----------
Davis Financial Portfolio                                              12.802671          9.924138               --               --
Davis Real Estate Portfolio                                            11.660874                --               --               --
Davis Value Portfolio                                                  11.432697         10.619311               --               --
Fidelity VIP II Contrafund Portfolio Service Class                     10.416427         11.336436               --               --
Fidelity VIP Equity-Income Portfolio Service Class                     10.435141          9.781859               --               --
Fidelity VIP III Growth Opportunties Portfolio Service Class            8.266457         10.133121               --               --
Fidelity VIP III Mid Cap Portfolio Service Class                       16.318457         12.312608               --               --
Janus Aspen Aggressive Growth Portfolio                                10.447630         15.557220               --               --
Janus Aspen Capital Appreciation Portfolio                             11.046450         13.707559               --               --
Janus Aspen Growth Portfolio                                           10.207991         12.128616               --               --
Janus Aspen Worldwide Growth Portfolio                                 11.635240         14.007724               --               --
MFS Emerging Growth Series                                             11.932944         15.069393               --               --
MFS Growth With Income Series                                          10.256417         10.428105               --               --
MFS New Discovery Series                                               14.260142         14.770891               --               --
MFS Research Series                                                    10.837571         11.563668               --               --
MFS Total Return Series                                                11.348694          9.931038               --               --

                                                                                              December 31,
                                                                      --------------------------------------------------------------
                                                                            2000              1999             1998             1997
                                                                      ----------        ----------       ----------       ----------
CONTRACT ANNIVERSARY LIVING BENEFIT RIDER
The Guardian Stock Fund                                               $ 8.631832        $10.766280               --               --
The Guardian VC 500 Index Fund                                                --         10.365008               --               --
The Guardian VC Asset Allocation Fund                                  10.413445                --               --               --
The Guardian VC High Yield Bond Fund                                    9.219023                --               --               --
The Guardian Bond Fund, Inc.                                           10.744384          9.940686               --               --
The Guardian Cash Fund, Inc.                                           10.434178                --               --               --
Gabelli Capital Asset Fund                                             10.773378                --               --               --
Baillie Gifford International Fund                                      8.640221                --               --               --
Baillie Gifford Emerging Markets Fund                                         --                --               --               --
The Guardian Small Cap Stock Fund                                      10.525651                --               --               --
Value Line Centurion Fund, Inc.                                         9.200052                --               --               --
Value Line Strategic Asset Management Trust                            10.476147                --               --               --
AIM V.I. Capital Appreciation Fund                                      9.725108                --               --               --
AIM V.I. Global Utilities Fund                                         10.244977                --               --               --
AIM V.I. Government Securities Fund                                    10.435055                --               --               --
AIM V.I. Value Fund                                                     8.869332                --               --               --
Davis Financial Portfolio                                              13.203420                --               --               --
Davis Real Estate Portfolio                                            13.095607                --               --               --
Davis Value Portfolio                                                  11.284381                --               --               --
Fidelity VIP II Contrafund Portfolio Service Class                      9.758642                --               --               --
Fidelity VIP Equity-Income Portfolio Service Class                     10.848534                --               --               --
Fidelity VIP III Growth Opportunties Portfolio Service Class            8.388746                --               --               --
Fidelity VIP III Mid Cap Portfolio Service Class                       14.695065                --               --               --
Janus Aspen Aggressive Growth Portfolio                                 7.610337                --               --               --
Janus Aspen Capital Appreciation Portfolio                              8.861854                --               --               --
Janus Aspen Growth Portfolio                                            8.978055         10.695249               --               --
Janus Aspen Worldwide Growth Portfolio                                  9.219419         11.128415               --               --
MFS Emerging Growth Series                                              9.408930                --               --               --
MFS Growth With Income Series                                          10.215426                --               --               --
MFS New Discovery Series                                               10.784939                --               --               --
MFS Research Series                                                    10.028911                --               --               --
MFS Total Return Series                                                11.539598                --               --               --


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-37
                                                                            ----

--------------------------------------------------------------------------------
      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of the Guardian Separate Account E:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Value, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP II Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP III Growth Opportunities Service Class, Fidelity VIP III Mid Cap Service Class, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Worldwide Growth, MFS Emerging Growth, MFS Growth With Income, MFS New Discovery, MFS Research, and MFS Total Return divisions (constituting the Guardian Separate Account E) at December 31, 2000, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in he period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned at December 31, 2000 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 20, 2001


----
B-38                                             THE GUARDIAN SEPARATE ACCOUNT E
----



--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                 As of December 31,
                                                               ---------------------
                                                                    2000        1999
                                                               ---------   ---------
                                                                   (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $531.6 million; $572.7 million, respectively)   $   525.9   $   554.8
Affiliated mutual funds, at fair value (cost $69.3 million;
   $61.0 million, respectively) ............................        81.1        78.0
Policy loans ...............................................        86.1        80.1
Short-term investments .....................................          --         7.1
Other invested assets ......................................         0.5          --
                                                               ---------   ---------
Total invested assets ......................................       693.6       720.5
                                                               ---------   ---------
Cash and cash equivalents ..................................        68.3        63.6
Deferred acquisition costs .................................       422.7       357.5
Deferred software costs ....................................        32.1        11.6
Uncollected and unpaid premiums ............................         1.9         3.4
Amounts receivable from reinsurers .........................        58.1        46.5
Investment income due and accrued ..........................         9.5         9.9
Other assets ...............................................         6.0         5.1
Federal income taxes recoverable ...........................        11.9          --
Accounts receivable ........................................        36.0        37.5
Separate account assets ....................................    10,048.1    11,063.8
                                                               ---------   ---------
Total Assets ...............................................   $11,388.2   $12,319.4
                                                               =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..   $   541.5   $   547.9
Due to parent and mutual fund affiliates ...................        59.5        69.6
Current federal income taxes ...............................          --        18.2
Deferred federal income taxes ..............................       126.2       102.8
Accrued expenses and other liabilities .....................       127.7       110.0
Separate account liabilities ...............................     9,955.9    10,970.4
                                                               ---------   ---------
Total Liabilities ..........................................    10,810.8    11,818.9
                                                               ---------   ---------
Stockholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and oustanding ...................................         2.5         2.5
Additional paid-in capital .................................       136.9       136.9
Retained earnings ..........................................       431.7       347.9
Accumulated other comprehensive income .....................         6.3        13.2
                                                               ---------   ---------
Stockholder's equity .......................................       577.4       500.5
                                                               ---------   ---------
Total Liabilities & Stockholder's Equity ...................   $11,388.2   $12,319.4
                                                               =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                               (In millions)
Revenues:
Premiums ..........................................   $   10.5    $   12.0    $    9.1
Net investment income .............................       49.1        45.4        41.4
Realized capital (losses) gains on investments ....       (6.3)       (1.7)        2.1
Income from brokerage operations ..................       93.2        67.1        39.7
Administrative service fees .......................      255.3       217.1       173.6
Other income ......................................       22.2        17.5        24.0
                                                      --------    --------    --------
Total revenues ....................................      424.0       357.4       289.9
                                                      --------    --------    --------

Benefits and other deductions:
Policyholder benefits .............................       27.1        21.2        23.7
Amortization of deferred policy acquisition costs .       82.8        67.1        55.3
Amortization of deferred software costs ...........        8.1         1.8          --
Other operating costs and expenses ................      210.6       165.6       105.1
                                                      --------    --------    --------
Total benefits and other deductions ...............      328.6       255.7       184.1
                                                      --------    --------    --------

Income before income taxes ........................       95.4       101.7       105.8

Federal income taxes:
Current (benefit) expense .........................      (12.7)       12.1        24.4
Deferred expense ..................................       24.3        12.3        12.0
                                                      --------    --------    --------
Total federal income taxes ........................       11.6        24.4        36.4
                                                      --------    --------    --------

Net income ........................................       83.8        77.3        69.4

Other comprehensive income, net of income tax:
Change in unrealized investment (losses) gains ....       (6.9)       (6.2)        3.2
                                                      --------    --------    --------

Comprehensive income ..............................   $   76.9    $   71.1    $   72.6
                                                      ========    ========    ========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                                (In millions)
Common stock at par value, beginning of year ......   $    2.5    $    2.0    $    2.0
Increase in par value .............................         --         0.5          --
                                                      --------    --------    --------
Common stock at par value, end of year ............        2.5         2.5         2.0
                                                      --------    --------    --------

Capital in excess of par value, beginning of year .      136.9       137.4       137.4
(Decrease) in capital .............................         --        (0.5)         --
                                                      --------    --------    --------
Capital in excess of par value, end of year .......      136.9       136.9       137.4
                                                      --------    --------    --------

Retained earnings, beginning of year ..............      347.9       310.6       241.2
Net income ........................................       83.8        77.3        69.4
Dividends to parent ...............................         --       (40.0)         --
                                                      --------    --------    --------
Retained earnings, end of year ....................      431.7       347.9       310.6
                                                      --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .......       13.2        19.4        16.2
Change in unrealized investment (losses) gains,
   net of deferred taxes ..........................       (6.9)       (6.2)        3.2
                                                      --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year .............        6.3        13.2        19.4
                                                      --------    --------    --------

Total stockholder's equity, end of year ...........   $  577.4    $  500.5    $  469.4
                                                      ========    ========    ========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                   2000         1999         1998
                                                              ---------    ---------    ---------
                                                                         (In millions)
Operating activities
   Net income .............................................   $    83.8    $    77.3    $    69.4
Adjustments to reconcile net income to net
   cash provided by operating activities:
      Changes in
      Deferred policy acquisition costs ...................       (65.2)       (43.9)       (46.2)
      Deferred software costs .............................       (20.5)       (11.6)          --
      Uncollected premiums ................................         1.5         (1.3)         2.4
      Amounts receivable from reinsurers ..................       (11.6)        (4.0)       (13.4)
      Investment income due and accrued ...................         0.4         (0.5)        (0.5)
      Other assets ........................................        (0.9)        (1.8)         0.1
      Federal income taxes recoverable ....................       (11.9)          --           --
      Accounts receivable .................................         1.5        (15.3)         8.6
      Separate accounts, net ..............................        (1.2)       (16.5)       (14.8)
      Future policy benefits and policyholder liabilities .       (76.7)        20.9         21.9
      Payable to parent ...................................        16.6         10.7          5.7
      Federal income taxes:
        Current ...........................................       (18.2)        (7.6)         9.1
        Deferred ..........................................        23.4          4.0         14.1
      Accrued expenses and other liabilities ..............        17.7         62.5         (1.5)
      Realized losses(gains) on investments ...............         6.3          1.7         (2.1)
      Other, net ..........................................         1.8         (0.7)         1.0
                                                              ---------    ---------    ---------
        Net cash (used in) provided by operating activities       (53.2)        73.9         53.8
                                                              ---------    ---------    ---------

Investment activities
   Proceeds from investments sold
      Bonds ...............................................       352.5        142.2        280.9
      Other items, net ....................................         3.2           --           --
   Investments purchased
      Bonds ...............................................      (319.5)      (180.1)      (331.7)
      Affiliated mutual funds .............................       (21.9)       (24.6)        (3.3)
                                                              ---------    ---------    ---------
        Net cash provided by (used in) investing activities        14.3        (62.5)       (54.1)
                                                              ---------    ---------    ---------

Financing activities
   Additions to policyholder contract deposits ............       134.9        107.7         54.8
   Withdrawals from policyholder contract deposits ........       (64.6)       (60.7)       (64.4)
   Dividend to parent .....................................       (26.7)       (13.3)          --
                                                              ---------    ---------    ---------
        Net cash provided by (used in) by
          financing activities ............................        43.6         33.7         (9.6)
                                                              ---------    ---------    ---------
Increase (Decrease) in cash ...............................         4.7         45.1         (9.9)
Cash and cash equivalents, at beginning of year ...........        63.6         18.5         28.4
                                                              ---------    ---------    ---------
Cash and cash equivalents, at end of year .................   $    68.3    $    63.6    $    18.5
                                                              =========    =========    =========
Supplemental disclosure:
   Federal income taxes paid ..............................   $    19.9    $    19.7    $    15.4
                                                              =========    =========    =========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a consolidated company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      The Company files statutory basis financial statements with state insurance departments in all states in which the Company is licensed. On January 1, 2001, significant changes to the statutory basis of accounting will become effective. The cumulative effect of these changes, known as the Codification guidance, will be recorded as a direct adjustment to statutory surplus. The effect of adoption is expected to be minimal (unaudited). The adjustments primarily consist of the recording of a deferred tax asset and liability, and the reduction of a cost of collection liability. The Company expects that statutory surplus after the adoption will continue to be in excess of the regulatory risked-based capital requirements.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $40.2 million and $14.9 million of software costs being capitalized in 2000 and 1999 respectively. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary. For the trading stocks, the unrealized gains or losses are recorded in other income.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 -- INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2000 and 1999 are as follows:

                                                                    December 31, 2000
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $     31.2   $      0.6    $     (0.1)   $     31.7
Obligations of states and political subdivisions         16.1          0.3           2.9          19.3
Debt securities issued by foreign governments ..          4.6          0.1            --           4.7
Corporate debt securities ......................        479.7          5.2         (14.7)        470.2
                                                   ----------   ----------    ----------    ----------
  Subtotal .....................................        531.6          6.2         (11.9)        525.9
Affiliated mutual funds ........................         69.3         12.8          (1.0)         81.1
                                                   ----------   ----------    ----------    ----------
                                                   $    600.9   $     19.0    $    (12.9)   $    607.0
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 1999
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $    24.5   $      0.2    $     (0.7)   $    24.0
Obligations of states and political subdivisions        30.7          0.1          (0.5)        30.3
Debt securities issued by foreign governments ..         3.8           --          (0.1)         3.7
Corporate debt securities ......................       513.7          0.5         (17.4)       496.8
                                                   ---------   ----------    ----------    ---------
  Subtotal .....................................       572.7          0.8         (18.7)       554.8
Affiliated mutual funds ........................        61.0         17.2          (0.2)        78.0
                                                   ---------   ----------    ----------    ---------
                                                   $   633.7   $     18.0    $    (18.9)   $   632.8
                                                   =========   ==========    ==========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The amortized cost and estimated market value of bonds as of December 31, 2000 and 1999 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                  As of December 31, 2000
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     45.0     $     45.0
Due after one year through five years ........................        299.4          296.2
Due after five years through ten years .......................         75.6           76.3
Due after ten years ..........................................         32.7           29.2
Sinking fund bonds (incl. collateralized mortgage obligations)         78.9           79.2
                                                                 ----------     ----------
                                                                 $    531.6     $    525.9
                                                                 ==========     ==========

                                                                  As of December 31, 1999
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     61.4     $     61.2
Due after one year through five years ........................        296.4          290.0
Due after five years through ten years .......................        100.1           95.5
Due after ten years ..........................................         51.7           46.7
Sinking fund bonds (incl. collateralized mortgage obligations)         63.1           61.4
                                                                 ----------     ----------
                                                                 $    572.7     $    554.8
                                                                 ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Fixed maturities ........................     $    36.7    $    37.2    $    33.9
Affiliated mutual funds .................           6.1          2.9          2.8
Policy loans ............................           4.1          3.7          3.5
Short-term investments ..................           3.8          2.9          2.3
                                              ---------    ---------    ---------
                                                   50.7         46.7         42.5
Less:  Investment expenses ..............           1.6          1.3          1.1
                                              ---------    ---------    ---------
Net investment income ...................     $    49.1    $    45.4    $    41.4
                                              =========    =========    =========

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2000, 1999 and 1998 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Realized gains from dispositions:
  Bonds .................................     $     1.4    $     0.6    $     2.2
  Separate account seed .................            --          0.9
Realized losses from dispositions:
  Bonds .................................          (7.4)        (3.1)        (0.1)
  Affiliated mutual funds ...............          (0.2)        (0.1)          --
  Foreign exchange ......................          (0.1)          --           --
                                              ---------    ---------    ---------
Realized (losses) gains .................     $    (6.3)   $    (1.7)   $     2.1
                                              =========    =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                        As of December 31,
                                                           (In millions)
                                                   ----------------------------
                                                      2000      1999       1998
                                                   -------   -------    -------
Balance, beginning of year .....................   $  13.2   $  19.4    $  16.2
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ......................................       7.6     (20.4)       2.6
    Affiliated mutual funds ....................      (2.4)      9.1       (1.8)
    Separate account seed ......................     (12.4)      5.1        2.4
    Other ......................................       0.3        --         --
                                                   -------   -------    -------
Balance, end of year ...........................   $   6.3   $  13.2    $  19.4
                                                   =======   =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2000, 1999 and 1998, the change in unrealized gains and losses before tax was $(8.2), $(12.9) and $7.4 and after tax was $(6.9), $(6.2) and $3.2, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ----------------------------------
                                                       2000         1999        1998
                                                  ---------    ---------   ---------
Unrealized holding (losses) gains .............   $   (11.3)   $   (14.5)  $     5.7
Less: Reclassification adjustments ............        (3.1)        (1.6)       (1.7)
                                                  ---------    ---------   ---------
Change in unrealized holding (losses) gains ...   $    (8.2)   $   (12.9)  $     7.4
                                                  =========    =========   =========

      Special Deposit assets of $3.9 million, $3.7 million and $4.1 million at December 31, 2000, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                       ------------------------
                                                            2000           1999
                                                       ---------      ---------
Balance, beginning of year .....................       $   357.5      $   313.6
Capitalization of deferrable expenses ..........           131.7           93.8
Amortization of recoverable DAC balances .......           (82.8)         (67.1)
Interest on DAC ................................            28.1           21.7
Retrospectively applied adjustments ............           (11.8)          (4.5)
                                                       ---------      ---------
Balance, end of year ...........................       $   422.7      $   357.5
                                                       =========      =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                     ---------------------------
                                                            2000            1999
                                                     -----------     -----------
Future Policy Benefits
   General Account
     Life insurance ..........................       $      25.1     $      37.8
     Annuities ...............................              37.8            37.1
                                                     -----------     -----------
     Future Policy Benefits ..................              62.9            74.9
                                                     -----------     -----------

Policyholders' Account Balances
   General Account
     Individual annuities ....................             330.8           319.6
     Group annuities .........................              64.1            72.6
     Variable Life ...........................              83.7            76.6
     Interest-sensitive life contracts .......                --             4.2
   Separate Account
     Individual annuities ....................           6,265.9         7,300.0
     Group annuities .........................           3,117.6         3,033.2
     Variable Life ...........................             572.4           637.2
                                                     -----------     -----------
     Policyholders' Account Balances .........          10,434.5        11,443.4
                                                     -----------     -----------
Total Policyholder Liabilities ...............       $  10,497.4     $  11,518.3
                                                     ===========     ===========
Total General Account Liabilities ............       $     541.5     $     547.9
                                                     ===========     ===========
Total Separate Account Liabilities ...........       $   9,955.9     $  10,970.4
                                                     ===========     ===========

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                    Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance             General rates guaranteed         4.00%             Net level premium based on
                           in calculating cash                                non-forfeiture interest rates.
                           surrender values.

Individual deferred and    SA, 1971, 1983a, A2000           4.75%             Present value of expected
immediate annuities.       Mortality Tables with certain                      expected future payments
                           certain modifications                              based on historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      Certain contract provisions that determine the policyholder account balances are as follows:

                                       Fixed
       Product                     Interest Rates             Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------
Individual annuities                5.25% to 5.50%      Declining to zero over 7 years.

Group annuities                     Various             Contractually agreed upon rates, declining
                                                        to zero over a maximum of 9 years.

Variable - PAL                      No guarantee        Declining to zero over 12 years.
Variable - VUL                      No guarantee        Declining to zero over 15 years.
Variable - Millennium VUL/SVUL      No guarantee        Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the year ended December 31,
                                                         (In millions)
                                               -------------------------------
                                                    2000       1999      1998
                                               ---------    -------   -------
Federal income tax (benefit) expense:
  Current ..................................   $   (12.7)   $  12.1   $  24.4
  Deferred .................................        24.3       12.3      12.0
                                               ---------    -------   -------
Total ......................................   $    11.6    $  24.4   $  36.4
                                               =========    =======   =======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ---------------------------------
                                                       2000        1999        1998
                                                  ---------   ---------   ---------
Expected taxes on pre-tax income ..............   $    33.4   $    35.6   $    37.5
Permanent adjustments:
  Dividends received deduction on
    separate accounts .........................       (25.1)      (13.1)         --
  Reserve on overpayment of 1999 taxes in 2000          2.7         1.3          --
  True-up of tax basis reserves ...............        (0.6)        1.3          --
  State and local taxes .......................          --          --        (0.5)
  Foreign tax credit ..........................        (0.3)       (0.3)       (0.3)
  Other .......................................         1.5        (0.4)       (0.3)
                                                  ---------   ---------   ---------
Total tax expense .............................   $    11.6   $    24.4   $    36.4
                                                  =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2000 and 1999, are as follows:

                                                          As of December 31,
                                                            (In millions)
                                                      -------------------------
                                                         2000            1999
                                                      ---------       ---------
Deferred tax assets:
Other liabilities ...........................         $    25.8       $    19.5
DAC Proxy ...................................              14.4            13.7
Amounts receivable from reinsurer ...........               0.3             0.3
Investments .................................               0.4              --
Other .......................................               3.9             3.9
                                                      ---------       ---------
Total deferred tax assets ...................              44.8            37.4
                                                      ---------       ---------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

                                                           As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2000            1999
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           147.9           125.1
Capitalized software costs .....................            11.7             4.1
Reserves .......................................            11.4             7.7
Investments ....................................              --             3.3

Total deferred tax liabilities .................           171.0           140.2
                                                       ---------       ---------
Net deferred tax liability .....................       $   126.2       $   102.8
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million and $0.9 million of assumed premiums at December 31, 1999 and 1998, and $104.9 million, $83.1 million and $65.2 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

      During the year the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During the year the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999 are as follows (in millions):

                                               As of December 31, 2000      As of December 31, 1999
                                              ------------------------      ------------------------
                                              Carrying       Estimated      Carrying       Estimated
                                               Amount       Fair Value       Amount       Fair Value
                                              --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale                     $   525.9      $   525.9      $   554.8     $   554.8
Affiliated mutual funds                            81.1           81.1           78.0          78.0
Policy loans                                       86.1           86.1           80.1          80.1
Short-term investments                               --             --            7.1           7.1
Cash and cash equivalents                          68.3           68.3           63.6          63.6

Financial liabilities:
Other than trading:
Policyholders' liabilities                         62.9           62.9           74.9          74.9
Policyholders' account balances                10,434.5       10,434.5       11,443.4      11,443.4

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $192.8 million in 2000, $141.0 million in 1999 and $100.8 million in 1998, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2000 and 1999 are as follows (in millions):

                                                               2000         1999
                                                         ----------   ----------
The Guardian Stock Fund .............................    $  3,156.6   $  4,153.9
The Guardian VC 500 Index Fund ......................           8.3          1.8
The Guardian VC Allocation Fund .....................          10.8          0.8
The Guardian High Yield Bond Fund ...................           2.7          0.2
The Guardian Bond Fund ..............................         293.6        320.0
The Guardian Cash Fund ..............................         423.0        484.1
The Baillie Gifford International Fund ..............         465.7        662.3
The Baillie Gifford Emerging Markets Fund ...........          38.7         64.6
The Guardian Small Cap Stock Fund ...................         148.9        130.6
The Guardian Park Avenue Fund .......................         499.7        621.3
The Guardian Park Avenue Small Cap Fund .............          52.5         22.8
The Guardian Asset Allocation Fund ..................          49.7         46.0
The Guardian Baillie Gifford International Fund .....          13.8         15.5
The Guardian Baillie Gifford Emerging Markets Fund ..           8.9          6.8
The Guardian Investment Quality Bond Fund ...........          14.9         12.7
The Guardian High Yield Bond Fund ...................           2.1          0.8
The Guardian Cash Management Fund ...................         181.8        126.4
                                                         ----------   ----------
                                                         $  5,371.7   $  6,670.6
                                                         ==========   ==========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2000 and 1999 are as follows (in millions):

                                                                2000        1999
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.4         2.5
The Guardian Small Cap Stock Fund ....................          34.0        35.2
The Guardian Asset Allocation Fund ...................           2.8         2.8
The Guardian Baillie Gifford International Fund ......           2.1         2.9
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.5
The Guardian Investment Quality Bond Fund ............           1.8         1.6
The Guardian High Yield Bond Fund ....................           1.5         1.6
The Guardian Cash Management Fund ....................          35.2        29.8
                                                           ---------   ---------
                                                           $    81.1   $    78.0
                                                           =========   =========

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                     2000       1999       1998
                                                ---------  ---------  ---------
Consolidated GAAP net income .................  $    83.8  $    77.3  $    69.4
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .......        8.9        3.3       (4.5)
  Change in deferred policy acquisition costs.      (65.2)     (45.2)     (43.2)
  Change in deferred software costs ..........      (16.1)      (8.8)        --
  Deferred premiums ..........................       (0.1)       0.3        1.5
  Re-estimation of future policy benefits ....       11.1       13.1        9.7
  Reinsurance ................................       (4.0)      (3.8)      (4.1)
  Deferred federal income tax expense ........       23.2       11.2       11.9
  Amortization of interest maintenance reserve       (0.3)       0.4        0.3
  Transfer to interest maintenance reserve ...        1.6        2.4       (1.4)
  Permanent impairment of bonds ..............        3.0         --         --
  Other, net .................................        4.6        2.8        0.9
                                                ---------  ---------  ---------
Statutory net income .........................  $    50.5  $    53.0  $    40.5
                                                =========  =========  =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                        As of December 31,
                                                          (In millions)
                                                  ------------------------------
                                                     2000       1999       1998
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .........  $ 577.4    $ 500.5    $ 469.4
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ............   (422.7)    (357.5)    (313.6)
  Deffered software costs ......................    (32.1)     (11.6)        --
  Elimination of asset valuation reserve .......    (21.7)     (42.7)     (29.6)
  Re-estimation of future policy benefits ......    (60.1)     (53.4)     (46.9)
  Establishment of deferred income tax liability    126.2      102.8       98.8
  Unrealized gains on investments ..............      6.5       19.8      (11.7)
  Other liabilities ............................     85.6       66.7       48.1
  Deferred premiums ............................      8.1        8.2        7.8
  Other, net ...................................      8.4        5.4        5.1

Statutory capital and surplus ..................  $ 275.6    $ 238.2    $ 227.4
                                                  =======    =======    =======

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholders' equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ PricewaterhouseCoopers LLP


February 15, 2001

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


     (a)  The following financial statements have been included in Part B:

          (1)  The Guardian Separate Account E:
               Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the Year Ended December 31, 2000 Statements of Changes in Net Assets for the Two Years Ended December 31, 2000 and 1999
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Statutory Basis Balance Sheets as of December 31, 2000 and 1999 Statutory Basis Statements of Operations for the Three Years Ended December 31, 2000, 1999 and 1998
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2000, 1999 and 1998 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 2000, 1999 and 1998


               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account E(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(2)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(2)

              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended(1)(4)

                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(2)
              9                 Opinion and Consent of Counsel(1)

              10                Consent of PricewaterhouseCoopers LLP.(4)

              11                Not Applicable
              12                Not Applicable

              13                (a) Powers of Attorney executed by a
                                      majority of the Board of Directors and
                                      certain principal officers of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(3)(4)

                                (c) Schedule for Computation of Performance
                                      Quotations(2)

-------------------
(1) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.
(2) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

(3) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on April 14, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(4)   Filed herewith. Powers of Attorney for Messrs. dePalo and Manning.

Item 25.          Directors and Officers of the Depositor


      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.


              Name                      Positions with GIAC
              ----                      -------------------


              Joseph D. Sargent         President, Chief Executive Officer
                                          and Director
              Edward K. Kane            Executive Vice President and Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer and Director
              Bruce C. Long             Executive Vice President and Director
              Peter L. Hutchings        Director
              Armand M. dePalo          Director
              Dennis J. Manning         Director
              Joseph A. Caruso          Senior Vice President and Corporate
                                          Secretary
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President
              Donald P. Sullivan, Jr.   Vice President
              Earl C. Harry                Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of December 31, 2000. Those entities which are indented under another entity is a subsidiary of that entity and, therefore, an indirect subsidiary of Guardian Life:

                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services
      Corporation                         New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.
      PAS Insurance Agency of
        Massachusetts, Inc.
      PAS Insurance Agency of
        Hawaii, Inc.
Guardian Asset Management                 Delaware                    100%
  Corporation

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Famlico, Inc.                         Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%
    Guardian Reinsurance Services
     Corporation                          Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Healthsource Insurance Company            Tennessee                   100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%

The Guardian Tax-Exempt Fund              Massachusetts                92.7%
The Guardian Baillie Gifford              Massachusetts                33%
  International Fund
The Guardian Investment Quality           Massachusetts                34.2%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts                10.6%
Baillie Gifford Emerging Markets Fund     Maryland                     34%
Baillie Gifford International Fund        Maryland                     39.3%
The Guardian Park Avenue Small Cap Fund   Massachusetts                22.9%
The Guardian Baillie Gifford              Massachusetts                56.8%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                90.3%
The Guardian Small Cap Stock Fund         Maryland                     63.5%
The Guardian VC Asset Allocation Fund     Maryland                     72%
The Guardian VC 500 Index Fund            Maryland                     97.2%
The Guardian VC High Yield Bond Fund      Maryland                     89.8%
The Guardian Bond Fund                    Maryland                     15.9%
The Guardian S&P 500 Index Fund           Massachusetts                99.5%
Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of December 31, 2000:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%


Item 27. Number of Contract owners


         Type of Contract                  As of March 31, 2001
         ----------------                ----------------------

         Non-Qualified ..............             9,735
         Qualified ..................            24,841

                 Total ..............            34,576

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and principal officer of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.


                  Name                             Position(s) with GISC
                  ----                             ---------------------


                  Bruce C. Long                    President and Director

                  Armand M. dePalo                 Director

                  Peter L. Hutchings               Director

                  Joseph D. Sargent                Director
                  Frank J. Jones                   Director

                  Frank L. Pepe                    Senior Vice President and
                                                     Controller

                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Vice President and Corporate
                                                   Secretary

                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith Roddy                      Vice President and National
                                                     Sales Director

                  Name                            Position(s) with GISC
                  ----                            ---------------------

                  Earl C. Harry                   Treasurer

                  (c) GISC, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of the requirements for effectiveness of this Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 25th of April, 2001.


                                            The Guardian Separate Account E
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Joseph D. Sargent*                      President, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long


/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo

/s/ Dennis J. Manning*                      Director
-----------------------------------
Dennis J. Manning


/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane



/s/ Peter L. Hutchings*                     Director
-----------------------------------
Peter L. Hutchings


By /s/ Bruce C. Long                        Date: April 25, 2001
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number         Description


6              Amendment to certificate of incorporation
10(a)          Consent of PricewaterhouseCoopers LLP
13(b)          Powers of Attorney